As filed with the Securities and Exchange Commission on
                                 April 9, 2004.

                                                      Registration Nos.333-95163
                                                                       811-04473

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 5                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 17                             [X]

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

            [ ] immediately upon filing pursuant to paragraph b
            [ ] on_________pursuant to paragraph a of Rule 485
            [X] on May 1, 2004 pursuant to paragraph b of Rule 485
            If  appropriate, check the following box:
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                              Corporate Benefit VUL
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6          Item                                      Heading in Prospectus

Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES TABLES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable Investment Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix B
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES TABLES; CHARGES
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS; OTHER IMPORTANT
                                                            POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy
                                                            Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT POLICY INFORMATION-Policy Value
Item 8.  Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES TABLES; CHARGES; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement
Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6          Item                                      Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Policy Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES TABLES; CHARGES; POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES TABLES; CHARGES
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Lapse and Grace Period, Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION;
                                                            POLICY DISTRIBUTIONS - Policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25.  Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

PROSPECTUS: May 1, 2004


CORPORATE BENEFIT VUL
Flexible Premium
Variable Universal Life Insurance Policy
                     Ameritas Variable Life Insurance Company Separate Account V

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed for use by employers for funding key-executive non-qualified deferred compensation plans. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and in how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from several prominent portfolio managers (They are listed in Appendix B of this prospectus).


     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our) Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                   1-800-745-1112. www.variable.ameritas.com

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                         InterfundTransfer Request Fax:
                                 1-402-467-7923
                            www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represent-active to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

Make checks payable to:
"Ameritas Variable Life Insurance Company"

TABLE OF CONTENTS                                          Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES TABLES..............................................6
     INVESTMENT OPTIONS.........................................10
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep)
     CHARGES....................................................14
         Transaction Fees
           (Percent of premium Charge, Partial Withdrawal Charge,
           Transfer Fee)
         Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charges,
           Cost of Optional Features)
         Daily Deduction from Separate Account Assets
           (Risk and Administrative Expense Charges, Portfolio Charges)
     OTHER IMPORTANT POLICY INFORMATION.........................16
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................21
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A:
         Employee Benefit Plan Information Statement............28
     APPENDIX B: Variable Investment Option Portfolios..........29
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY

Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The CORPORATE BENEFIT VUL Policy is flexible premium variable universal life insurance designed for use by employers for long-term funding of key-executive non-qualified deferred compensation plans. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured must be at least 18 and not over age 85 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more which may be a combination of base policy coverage and optional term insurance rider.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policy is like fixed-benefit life insurance except for its investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit may vary to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a long-term tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the underlying portfolios of the Separate Account operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy is different. Unlike publicly traded mutual funds, the Policy has these features:

o Provides death benefit insurance protection that is exempt from income tax but estate taxes may apply.
o Can lapse with no value if the Cash Surrender Value is not enough to pay charges or loan interest.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit (special tax considerations may apply if the Policy is owned by a business or used to fund certain business purposes) and (b) taxation is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o Most states allow you a "right to examine" period to review your Policy and cancel it for a return of premium paid. (See a Policy for details.)
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.

                  Information about the risks of each variable
                      investment option is contained in the
                    portfolio prospectus for each option. You
                           may obtain a copy from us.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Asset Allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES TABLES on next pages.)

Transaction Fees:
o    Percentage of Premium Charge.
o    Surrender and partial withdrawal charges, if any.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Asset-based administrative expense charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES TABLES, next page.

Maturity Date.
o    None.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
        Ameritas Variable Life Insurance Company
              -------------------------------
               Charges Deducted from Premium
 ---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           Ameritas Variable Life Insurance
                        Company Separate Account V
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
         Charges (Deductions from Policy value)
-------------------    ---------------    ---------------
                                              Death
                       Surrender all        Benefits:
      Loans              or part of        Option A or
                         the Policy          Option B
-------------------    ---------------    ---------------
                       ----------------------------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit.

o    Two death benefit options are available:

     Option A: essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance); or
     Option B: pays the total Policy value in addition to the specified amount. Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES TABLES
Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------- ----------------------- -------------------- ----------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------------- ----------------------- -------------------- ----------------
PERCENT OF PREMIUM CHARGE                                 When each premium is        3% of each        5% of each
                                                          paid. (1)                premium payment    premium payment
--------------------------------------------------------- ------------------------ ----------------- ------------------
SURRENDER CHARGE                                                   - - -                 NONE              NONE
--------------------------------------------------------- ------------------------ ----------------- ------------------
PARTIAL WITHDRAWAL CHARGE                                 Upon each withdrawal.       2% or $25          2% or $50
        (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------------- ------------------------ ----------------- ------------------
TRANSFER FEE (per transfer)                               First 15 transfers per year:   NONE              NONE

                                                          Each additional transfer:      NONE               $10

--------------------------------------------------------- ------------------------ ----------------- ------------------

Transaction Fees Table Footnotes:

(1) Refund 100% of first year charge upon surrender in Policy Year 1; 50% in Policy Year 2; 0% thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT
ASSETS  (to equal the annual % shown)
---------------------------------------------------------------------------------- ----------------- ------------------
RISK CHARGE (for mortality and expense risk)                       Daily
                                       Policy Years 1-15                                0.75%              0.95%
                                        Policy Years 16+                                0.30%              0.50%
ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE                          Daily                0.15%         Same as current
--------------------------------------------------------- ------------------------ ----------------- ------------------
MONTHLY  DEDUCTION FROM POLICY VALUE Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
--------------------------------------------------------- ------------------------ ----------------- ------------------
BASE POLICY COST OF INSURANCE (Rate is per $1000 of the net       Monthly          Varies(1)         Varies(4)
amount of insurance coverage at risk)                                              Minimum     $0.41 Minimum     $0.98
                                                                                   Maximum  $1000.   Maximum  $1000.
                                                                                   Example(6,7)$3.63 Example(6,7)$4.55
--------------------------------------------------------- ------------------------ ----------------- ------------------
ADMINISTRATIVE CHARGE                                             Monthly
                                           Policy Year 1                                 $180         Same as current
                                          Policy Year 2+                                 $84               $144
--------------------------------------------------------- ------------------------ ----------------- ------------------
                                                                                   Varies(2)         Same as current
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL SPECIFIED      Monthly, for first 10   Minimum     $1.80
AMOUNT                                                      Policy Years only.     Maximum    $23.64
                                                                                   Example(6)  $2.16
--------------------------------------------------------- ------------------------ ----------------- ------------------
                                                                                   Varies(3)         Same as current
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN             Monthly, for first 10  Minimum     $1.80
SPECIFIED AMOUNT                                             Policy Years only.    Maximum    $23.64
                                                                                   Example(6)  $2.64
---------------------------------------------------------------------------------- ----------------- ------------------
COST OF OPTIONAL FEATURES
--------------------------------------------------------- ------------------------ ----------------- ------------------
                                                                                   Varies(4)         Same as current.
    Waiver of Monthly Deductions on Disability Rider              Monthly          Minimum     $4.03
    (Rate is per $1000 of the total monthly deduction                              Maximum    $53.68
    not including this rider.)                                                     Example(6,7)$7.94

--------------------------------------------------------- ------------------------ ----------------- ------------------

   Disability Benefit Rider (Rate is per $1,000 of the            Monthly          Varies(5)         Same as current.
   rider monthly benefit.)                                                         Minimum     $3.59
                                                                                   Maximum    $21.44
                                                                                   Example(6)  $5.06
--------------------------------------------------------- ------------------------ ----------------- ------------------

                                      -6-

   Term Coverage Rider (Rate is per $1,000 of the rider           Monthly          Varies(8)         Varies(4)
   net amount at risk.)                                                            Minimum     $0.45 Minimum     $1.22
                                                                                   Maximum  $1000.   Maximum  $1000.
                                                                                   Example(6,7)$2.99 Example(6,7)$5.68

--------------------------------------------------------- ------------------------ ----------------- ------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(2)  Rate varies by insured's sex, issue age, and risk class.
(3) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(4)  Rate varies by insured's sex, risk class and attained age.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy. (6) "Example" charges assume an insured who is male, regular non-tobacco risk class, age 45 when Policy is issued or rider is added to the Policy.
(7)  "Example" charges assume Policy is in its first Policy Year.
(8) Rate varies by the rider insured's sex, age and risk class at the time the rider is added to the Policy, and the length of time the rider has been in force.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                Upon each Policy             2.0%                 2.5%
        Regular Loans                                    anniversary
        Reduced Rate Loans  (available only after                                   0%                  0.5%
                           the 10th Policy Year)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------

Before any Waivers and Reductions                                                   0.36% (1)             2.42% (2)
---------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these               0.36% (1)             2.42% (2)
tables)
---------------------------------------------------------------------------- -------------------- --------------------

(1)  Ameritas Money Market Portfolio.

(2) Calvert CVS Social International Equity Portfolio. "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.24%.

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
ALGER Class O
o        Alger American Balanced                0.75%     -         0.12%     0.87%        -             0.87%
o        Alger American Leveraged AllCap        0.85%     -         0.11%     0.96%        -             0.96%
AMERICAN CENTURY (R)
o        VP Income & Growth                     0.70%     -         -         0.70%        -             0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o        Ameritas Core Strategies (Thornburg)   0.80%     -         0.62%     1.42%        0.47%         0.95%
o        Ameritas Growth (Fred Alger)           0.80%     -         0.14%     0.94%        0.05%         0.89%
o        Ameritas Income & Growth (Fred Alger)  0.675%    -         0.255%    0.93%        0.15%         0.78%
o        Ameritas Index 500 * (State Street)    0.29%     -         0.17%     0.46%        0.08%         0.38%
o        Ameritas MidCap Growth (Fred Alger)    0.85%     -         0.19%     1.04%        0.10%         0.94%
o        Ameritas Money Market (Calvert)        0.25%     -         0.11%     0.36%        -             0.36%
o        Ameritas Select (Harris/Oakmark)       0.97%     -         0.32%     1.29%        -             1.29%
o        Ameritas Small Capitalization (McStay) 0.90%     -         0.36%     1.26%        0.26%         1.00%
o        Ameritas Small Company Equity (Babson) 1.17%     -         0.61%     1.78%        0.28%         1.50%
CALVERT PORTFOLIOS
o        CVS Income                             0.70%     -         0.34%     1.04%        0.06%         0.98% (2)
o        CVS Social Balanced                    0.70%     -         0.23%     0.93%        -             0.93%
o        CVS Social Equity                      0.70%     -         0.82%     1.52%        0.44%         1.08% (2)
o        CVS Social International Equity        1.10%     -         1.32%     2.42%        -             2.42% (3)
o        CVS Social Mid Cap Growth              0.90%     -         0.30%     1.20%        -             1.20% (3)
o        CVS Social Small Cap Growth            1.00%     -         0.42%     1.42%        -             1.42% (3)

                                      -7-

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
DREYFUS
o        MidCap Stock - Service Shares          0.75%   0.25%       0.06%     1.06%        0.06%         1.00% (4)
FIDELITY (R)
o        VIP Asset Manager sm (Service Class)   0.53%   0.10%       0.11%     0.74%        -             0.74% (5)
o        VIP Asset Manager: Growth(R)           0.58%   0.10%       0.17%     0.85%        -             0.85% (5)
            (Service Class)
o        VIP Contrafund(R)(Service Class)       0.58%   0.10%       0.09%     0.77%        -             0.77% (5)
o        VIP Equity-Income (Service Class)      0.48%   0.10%       0.09%     0.67%        -             0.67% (5)
o        VIP Growth (Service Class)             0.58%   0.10%       0.09%     0.77%        -             0.77% (5)
o        VIP High Income (Service Class)        0.58%   0.10%       0.11%     0.79%        -             0.79%
o        VIP Investment Grade Bond              0.43%     -         0.11%     0.54%        -             0.54%
            (Initial Class)
o        VIP Overseas (Service Class)           0.73%   0.10%       0.17%     1.00%        -             1.00% (5)
AIM FUNDS
o        INVESCO VIF-Dynamics - Series I        0.75%     -         0.42%     1.17%        -             1.17% (6)
MFS
o        New Discovery                          0.90%     -         0.14% (7) 1.04%        -             1.04%
o        Strategic Income                       0.75%     -         0.36% (8) 1.11%        0.21%         0.90%
o        Utilities                              0.75%     -         0.17% (7) 0.92%        -             0.92%
SALOMON BROTHERS
o        Variable All Cap                       0.85%     -         0.13%     0.98%         -            0.98%
SUMMIT PINNACLE SERIES (9)
o        Nasdaq-100 Index                       0.35%     -         0.30%     0.65%        -             0.65%
o        Russell 2000 Small Cap Index           0.35%     -         0.40%     0.75%        -             0.75%
o        S&P MidCap 400 Index                   0.30%     -         0.30%     0.60%        -             0.60%
THIRD AVENUE
o        Third Avenue Value                     0.90%     -         0.40%     1.30%        -             1.30% (10)
VAN KAMPEN
o        Emerging Markets Equity - Class I      1.25%     -         0.62%     1.87% (11)   0.09%         1.78%
o        Global Value Equity - Class I          0.80%     -         0.48%     1.28% (11)   0.13%         1.15%
o        International Magnum - Class I         0.80%     -         0.58%     1.38% (11)   0.23%         1.15%
o        U.S. Real Estate - Class I             0.80%     -         0.31%     1.11% (11)   0.01%         1.10%
---------------------------------------------------------------------------------------------------------------------


(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2004, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) The adviser has contractually agreed to limit annual portfolio operating expenses through April 30, 2005 to 0.98% for CVS Income Portfolio and 1.08% for CVS Social Equity Portfolio.

(3) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                    CVS Social International Equity                2.24%
                    CVS Social Mid Cap Growth                      1.17%
                    CVS Social Small Cap Growth                    1.31%

(4) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The Dreyfus Corporation has agreed, until December 31, 2004, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00 of 1%.

(5) Total Expenses of portfolios after any applicable reimbursement and/or directed brokerage/custodial expense reductions:
                    VIP Asset Manager                              0.73%
                    VIP Asset Manager: Growth                      0.84%
                    VIP Contrafund                                 0.75%
                    VIP Equity-Income                              0.66%
                    VIP Growth                                     0.74%
                    VIP Overseas                                   0.96%

(6) The fund has adopted a new form of administrative services and transfer agency agreements, which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements. The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(7) Each MFS series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Fees" do not take into account these fee reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:

                     New Discovery Series                           1.03%
                     Utilities Series                               0.91%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% annually. This contractual fee arrangement may not be changed without approval of the board of trustees which oversees the portfolio series. The reimbursement arrangement will terminate on the earlier of December 31, 2004 or such date as expenses previously borne by MFS under agreement have been paid by the series.

(9) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(10) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. As of December 31, 2003 the expenses prior to the repayment of previously waived or reimbursed expenses were 1.24%.

(11) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages:
Emerging Markets Equity Portfolio 1.75%; Global Value Equity Portfolio 1.15%; International Magnum Portfolio 1.15%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, were as follows:

           Van Kampen                      Management Fees    Other Expenses  Total Annual Expenses
           ----------                      ---------------    --------------  ---------------------
           Emerging Markets Equity Class I      1.16%             0.62%              1.78%
           Global Value Equity Class I          0.67%             0.48%              1.15%
           International Magnum Class I         0.57%             0.58%              1.15%
           U.S. Real Estate Class I             0.79%             0.31%              1.10%

Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expense.

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix B to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix B)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.


         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other policy owners, annuitants and benficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed
                    Account  each  month is  1/36th  of the  value of the  Fixed
                    Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         MODEL ASSET ALLOCATION

         We may offer model asset allocation, but reserve the right to alter or terminate any program upon thirty days advance written notice. Our program is offered at no charge. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. You cannot use the Model Asset Allocation program and the systematic transfer Dollar Cost Averaging program at the same time.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o    There  is no  additional  charge  for the  Portfolio  Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section where the amount of each charge is shown. Please review both Prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. If you surrender your Policy during the first two Policy Years, we will refund the following percentage of this charge that we collect on premiums paid in the first Policy Year: Policy Year 1 - 100%; Year 2 - 50%; Years 3+ - 0%.

o        Surrender Charge - NONE

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE
         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the below formula for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge,
         Administrative Charge per $1,000 of Initial Specified Amount, and Administrative Charge per $1,000 of Increase in Specified Amount

         These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES TABLES for information about the costs of these features, and refer to the Optional Features provision of this prospectus for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Asset-based Administrative Expense Charge
         This charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must be at least age 18 and not over age 85 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

  Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

         The minimum initial specified amount of life insurance is $100,000, which can be a combination of base Policy coverage and term insurance provided by an optional rider. The specified amount of base coverage must be at least $50,000 and at issue must be at least 10% of the total specified amount (base plus term coverage combined).

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o    Your  signature  and  your  agent's  signature  must  be  on  the application.
          o    City,   state  and  date  the  application  was  signed  must  be
               completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least Minimum Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional   premiums  are  applied   pursuant  to  your  current
               allocation   instructions,   unless   you   give   us   different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Ameritas Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your

Policy  value  to  the   investment   options   according  to  your   allocation
instructions. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value

         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f)  any  transfers  and  transfer  fee from the Fixed  Account to the
               Subaccounts since the end of the previous Policy month; minus
          (g)  any partial  withdrawal and partial  withdrawal charge taken from the Fixed  Account  since the end of the previous  Policy  month;
               minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's  share of charges for any optional  features;
               plus
          (j)  interest credited on the Fixed Account
              balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent deduction for cost of insurance charges and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
          o    Written application signed by you and the insured;
          o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deductions.
          o    Repayment of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

OPTIONAL FEATURES

         Subject to certain requirements, one or more of the following optional insurance benefits may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES TABLES.

o        Waiver of Monthly Deductions on Disability Rider

         This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o        Disability Benefit Rider

         This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o        Term Coverage Rider

         This Rider provides term insurance upon the insured's life in addition to the death benefit coverage under the Policy.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life under the death benefit option in effect; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o The insured's age nearest birthday must be 85 or younger (65 or younger for simplified issue and guaranteed issue rate classes).
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o An additional Administrative Charge Per $1,000 of Increase in Specified Amount will be added. See this Prospectus' CHARGES: Monthly Deductions From Policy Value section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o The specified amount of coverage after the decrease must be at least $100,000 ($50,000 if the Term Coverage Rider is attached to the Policy). After the insured reaches age 100, the specified amount of coverage after a decrease must be at least $1,000.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the specified amount of insurance coverage by first reducing the specified amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial specified amount of insurance coverage.

         NO MATURITY DATE

         This Policy does not have a maturity date. However, some States do not allow us to collect cost of insurance charges after you attain age 100. In those States, your Policy's specified amount is reduced to $1,000 upon your attained age 100.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

--------------------------------------------------------------------------------
 Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. At any time after the Policy is issued, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is limited to Policy earnings (Policy value exceeding the amount of premiums paid minus any previous partial withdrawals, minus any outstanding Reduced Rate Policy Loan; but, cannot exceed the maximum available loan amount.

--------------------------------------------------------------------------------
Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan
     Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile.
          o Upon a full surrender of your Policy, we will refund the following percentage of the Percentage of Premium Charge collected during the first Policy Year: during Policy Year 1 - 100%; Year 2 - 50%; Years 3+ - 0%.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% for Options A-C and 3.5% for Options D-E on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.


"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A:  Employee Benefit Plan Information Statement

     This statement informs you, as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Ameritas Variable Life Insurance Company (AVLIC), as well as to describe certain fees and charges under the Corporate Benefit VUL Policy being purchased from the Sales Representative.

     The Sales Representative is appointed with AVLIC as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to AVLIC applications for contracts, including applications for the Corporate Benefit VUL Policy.

Commissions, Fees and Charges

     The following commissions, fees and charges apply to the Corporate Benefit VUL Policy:

     Sales Commission: AVLIC pays commission to the broker-dealers, which in turn pay commissions to the registered representative who sells this Policy. The commission may equal an amount up to 30% of premium in the first Policy Year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of .50% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, AVLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered representatives who meet certain production standards may receive additional compensation. From time to time, additional sales incentives may be provided to broker-dealers.

     Cost of Insurance: A monthly charge for the Policy and any riders. The Cost of Insurance Rates are shown on the Policy Schedule.

     Monthly Per Policy Charge: AVLIC will make a per Policy charge of $15.00 per month (maximum $15.00) during the first Policy Year and $7.00 per month (maximum $12.00) thereafter. This charge is guaranteed not to increase above the maximum.

     Monthly per $1000 Charge for Administrative Expenses: The first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. (See the Policy Schedule for rates.)

     Daily Asset-Based Administrative Expense Charge: AVLIC makes a daily charge of the value of the average daily net assets of the Separate Account under the policies equal to an annual rate of 0.15% (maximum 0.15%). This charge is subtracted when determining the daily accumulation unit value. This charge is guaranteed not to increase above the maximum and is designed to reimburse AVLIC for administrative expenses of issuing, servicing and maintaining the policies. AVLIC does not expect to make a profit on this fee.

     Mortality and Expense Risk Charge: AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. AVLIC makes a daily charge of the value of the average daily net assets of the Account under the policies equal to an annual rate of 0.75% (maximum 0.95%) in Policy Years 1-15 and 0.30% (maximum 0.50%) thereafter. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase above the maximum. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.

       Partial and Full Withdrawals: Partial withdrawals may be made, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). You may Surrender the Policy at any time for its Cash Surrender Value. There is no surrender charge.

     Percent of Premium Charge: AVLIC will deduct a percent of premium charge upon receipt of a premium payment. Currently, this charge is 3.0% of the premium paid (maximum 5.0%).

     Fund Investment Advisory Fees and Expenses: At the direction of the Policy Owner, the Separate Account purchases shares of Funds which are available for investment under this Policy. The net assets of the Separate Account will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' prospectuses.

APPENDIX B:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------

              ALGER - Class O                               Offered through The Alger American Fund
                                                             Advised by Fred Alger Management, Inc.

---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity (Babson)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization (McStay)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------

Ameritas Core Strategies (Thornburg)           Growth.

---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                           Offered through Dreyfus Investment Portfolios
                 DREYFUS                                         Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
                  FIDELITY                                 Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
Asset Manager (Service Class)                  Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth (Service Class)      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund (Service Class)                 Common stocks of companies whose value is not fully recognized.
                                               Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income (Service Class)              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth (Service Class)                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income (Service Class)                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond (Initial Class)      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas (Service Class)                   Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------

                                      -29-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
                  AIM FUNDS                                  Offered through AIM Variable Insurance Funds
                                                          (formerly INVESCO Variable Investment Funds, Inc.)
                                                               Advised by AIM Advisors, Inc.
---------------------------------------------- -----------------------------------------------------------------------
INVESCO VIF-Dynamics - Series I                Common stocks of mid size companies. Investment objective is long-term capital growth.

---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------

                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Long term capital appreciation.

---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management, Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
                                               Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I              growth-oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term  capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Real Estate - Class I                     Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the
                                               U.S. real estate industry, including real estate investment trusts.
---------------------------------------------- -----------------------------------------------------------------------

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium

   Minimum Premium is the amount of premium which, if paid monthly in advance, will keep your Policy in force.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

         IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
              for reviewing this Prospectus. You should also review
                the series fund prospectuses for those Subaccount
              variable investment option underlying portfolios you
                                 wish to select.

                             IF YOU HAVE QUESTIONS,
         wish to request a Statement of Additional Information, or want information about a Policy including a personalized illustration, contact your sales representative, or write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                 Interfund Transfer Request Fax: 1-402-467-7923
                            www.variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. Unless there is other transactional activity in your Policy during a calendar quarter as described below, the policy annual report will be the only report you receive showing details for the prior year of automatic planned periodic premium payments received and charges regularly deducted each month from policy value including the Policy administrative charges, risk charge, cost of insurance charge and monthly charges for optional rider benefits. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, and will confirm any automatic scheduled premium payments upon request. You will receive such additional periodic reports as may be required by the SEC.


                                    Last Page

Statement of Additional Information:  May 1, 2004
to accompany Policy Prospectuses dated:  May 1, 2004

VARIABLE LIFE INSURANCE POLICIES
                                   Ameritas Variable Life Insurance Company Logo
offered through
AMERITAS VARIABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT V

TABLE OF CONTENTS                                 Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Distribution of Materials
Licensing Agreement

Advertising........................................4
Performance Data
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-6153
                           www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Variable Life Insurance Company Separate Account V was established as a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas") on August 28, 1985. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869.

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.


                                     SAI:1

         UNDERWRITER

                  The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                    YEAR:       2001             2002             2003
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission we paid to AIC that       $16,298,239      $11,072,048      $11,418,567
was paid to other broker-dealers and representatives
(not kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission earned and kept by             $9,926           $1,283          $13,937
AIC.
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable life insurance                 $395,488         $343,169         $223,244
Principal Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Overture VIVA!: Commission may equal an amount up to 120% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

       The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE

                                     SAI:3

ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2003, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2003, and the results of their operations and changes in net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 24, 2004

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS
INVESTMENTS AT FAIR VALUE:
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         1,201,946.684 shares at $23.18 per share (cost $26,393,215)                             $     27,861,124
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         18,430.368 shares at $23.11 per share (cost $386,375)                                            425,926
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         68,948.887 shares at $22.96 per share (cost $1,310,092)                                        1,583,066
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,244,039.112 shares at $31.04 per share (cost $47,516,926)                                   38,614,974
       VIP Growth Portfolio: Service Class (Growth SC) -
         16,269.886 shares at $30.92 per share (cost $539,181)                                            503,065
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         41,307.547 shares at $30.72 per share (cost $1,097,971)                                        1,268,968
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,089,848.343 shares at $6.95 per share (cost $6,644,076)                                      7,574,446
       VIP High Income Portfolio: Service Class (High Income SC) -
         195,746.662 shares at $6.92 per share (cost $1,098,819)                                        1,354,567
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         167,534.539 shares at $6.87 per share (cost $1,051,760)                                        1,150,962
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         814,414.630 shares at $15.59 per share (cost $15,798,411)                                     12,696,724
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         10,832.110 shares at $15.53 per share (cost $153,200)                                            168,223
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         29,577.529 shares at $15.50 per share (cost $374,001)                                            458,452
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,635,665.816 shares at $14.46 per share (cost $26,123,290)                                   23,651,728
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         24,703.211 shares at $14.37 per share (cost $336,397)                                            354,985
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         13,353.294 shares at $14.27 per share (cost $174,395)                                            190,552
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         989,055.452 shares at $13.65 per share (cost $12,740,030)                                     13,500,607
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         127,741.089 shares at $13.50 per share (cost $1,670,045)                                       1,724,505
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         918,542.081 shares at $23.13 per share (cost $19,410,504)                                     21,245,878
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         22,001.140 shares at $23.06 per share (cost $462,261)                                            507,346


                                      FS-2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         46,312.630 shares at $22.93 per share (cost $908,086)                                   $      1,061,949
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         264,779.961 shares at $12.33 per share (cost $3,607,214)                                       3,264,737
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         4,205.571 shares at $12.25 per share (cost $47,081)                                               51,518
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         3,420.551 shares at $12.19 per share (cost $37,214)                                               41,697
       VIP Mid Cap Portfolio: Initial Class (MidCap IC) -
         939.889 shares at $24.16 per share (cost $20,532)                                                 22,708
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
         541,529.204 shares at $13.16 per share (cost $6,969,044)                                       7,126,524
       Alger American Leveraged AllCap Portfolio (Leveraged) -
         443,903.673 shares at $28.09 per share (cost $16,305,848)                                     12,469,254
    MFS Variable Insurance Trust (MFS):
       Strategic Income Series (Strategic Inc.) -
         155,997.443 shares at $11.02 per share (cost $1,624,415)                                       1,719,092
       Utilities Series (Utilities) -
         439,023.216 shares at $15.95 per share (cost $7,818,955)                                       7,002,420
       New Discovery Series (New Discovery) -
         315,827.595 shares at $13.96 per share (cost $4,771,158)                                       4,408,953
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         398,345.696 shares at $9.04 per share (cost $2,853,363)                                        3,601,045
       Global Value Equity Portfolio - Class I (Global Value) -
         362,375.189 shares at $12.69 per share (cost $4,343,704)                                       4,598,541
       International Magnum Portfolio - Class I (Intl. Magnum) -
         177,422.285 shares at $9.90 per share (cost $1,791,345)                                        1,756,481
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         313,266.025 shares at $15.58 per share (cost $3,982,720)                                       4,880,685
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies (Core Strat.) -
         1,169,954.642 shares at $15.44 per share (cost $17,303,396)                                   18,064,100
       Ameritas Growth Portfolio (Growth) -
         566,337.427 shares at $43.36 per share (cost $30,686,305)                                     24,556,391
       Ameritas Income & Growth Portfolio (Income and Growth) -
         836,809.794 shares at $11.80 per share (cost $11,631,710)                                      9,874,356


                                      FS-3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Index 500 Portfolio (Index 500) -
         220,625.795 shares at $120.38 per share (cost $31,170,418)                              $     26,558,933
       Ameritas MidCap Growth Portfolio (MidCap) -
         638,213.626 shares at $31.49 per share (cost $18,850,717)                                     20,097,347
       Ameritas Money Market Portfolio (Money Market) -
         27,780,026.630 shares at $1.00 per share (cost $27,780,027)             $   27,780,027
           Dividends Receivable                                                           1,472
                                                                                ----------------
             Total                                                                                     27,781,499
       Ameritas Small Capitalization Portfolio (Small Cap) -
         602,550.938 shares at $26.44 per share (cost $23,377,452)                                     15,931,447
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         166,691.581 shares at $23.41 per share (cost $3,294,422)                                       3,902,250
       Ameritas Select Portfolio (Select) -
         281,745.857 shares at $19.78 per share (cost $4,820,477)                                       5,572,933
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         506,962.293 shares at $1.758 per share (cost $845,908)                                           891,240
       CVS Social International Equity Portfolio (Intl. Equity) -
         45,863.619 shares at $14.09 per share (cost $597,215)                                            646,218
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         47,267.023 shares at $24.11 per share (cost $1,043,965)                                        1,139,608
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         99,689.516 shares at $15.21 per share (cost $1,383,174)                                        1,516,278
       CVS Social Equity Portfolio (Equity) -
         13,473.417 shares at $15.82 per share (cost $188,920)                                            213,149
       CVS Income Portfolio (Income) -
         57,896.243 shares at $16.05 per share (cost $940,955)                                            929,235
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Fund (Income & Growth) -
         492,085.240 shares at $6.57 per share (cost $2,889,336)                                        3,233,000
       VP Value Fund (Value) -
         3,033.595 shares at $7.79 per share (cost $21,878)                                                23,632
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
         85,849.651 shares at $11.77 per share (cost $939,728)                                          1,010,450
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Fund (All Cap) -
         146,158.264 shares at $15.62 per share (cost $2,009,046)                                       2,282,992

                                      FS-4


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         49,209.717 shares at $52.62 per share (cost $2,202,413)                                 $      2,589,415
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         40,239.807 shares at $54.41 per share (cost $1,845,864)                                        2,189,448
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         101,748.034 shares at $20.72 per share (cost $1,703,394)                                       2,108,219
       EAFE International Index Portfolio (EAFE Intl.) -
         573.543 shares at $64.43 per share (cost $33,438)                                                 36,953
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         427,273.143 shares at $20.96 per share (cost $7,250,350)                                       8,955,645
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         40,758.451 shares at $15.78 per share (cost $571,530)                                            643,168
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    387,589,608
                                                                                                ====================


The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                        Equity-Income IC
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        435,764   $        464,173
   Mortality and expense risk charge                                                   (213,712)          (237,397)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             222,052            226,776
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            631,791
   Net realized gain(loss) on sale of fund shares                                      (489,131)        (1,020,788)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (489,131)          (388,997)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        6,581,840         (5,000,476)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
    from operations                                                            $      6,314,761   $     (5,162,697)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        222,052   $        226,776
   Net realized gain(loss)                                                             (489,131)          (388,997)
   Net change in unrealized appreciation/depreciation                                 6,581,840         (5,000,476)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    6,314,761         (5,162,697)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,407,090          2,758,726
   Subaccounts transfers (including fixed account), net                                (607,046)          (621,991)
   Transfers for policyowner benefits and terminations                               (1,467,384)        (1,576,366)
   Policyowner maintenance charges                                                   (1,695,611)        (1,791,988)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,362,951)        (1,231,619)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                4,951,810         (6,394,316)
Net assets at beginning of period                                                    22,909,314         29,303,630
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     27,861,124   $     22,909,314
                                                                              ================== ===================




The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          3,882    $          2,783   $         11,102   $            153    $         90,057   $         99,325
           (2,562)             (1,758)            (6,797)            (1,420)           (297,915)          (340,889)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            1,320               1,025              4,305             (1,267)           (207,858)          (241,564)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----               4,010               ----                220                ----               ----
           (2,334)             (9,669)             1,097             (7,464)         (1,806,829)        (2,963,342)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (2,334)             (5,659)             1,097             (7,244)         (1,806,829)        (2,963,342)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           84,378             (38,940)           289,791            (16,855)         11,356,169        (11,198,166)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         83,364    $        (43,574)  $        295,193   $        (25,366)   $      9,341,482   $    (14,403,072)
=================== ================== ================== =================== ================== ===================




 $          1,320    $          1,025   $          4,305   $         (1,267)   $       (207,858)  $       (241,564)
           (2,334)             (5,659)             1,097             (7,244)         (1,806,829)        (2,963,342)
           84,378             (38,940)           289,791            (16,855)         11,356,169        (11,198,166)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           83,364             (43,574)           295,193            (25,366)          9,341,482        (14,403,072)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           65,921              52,101            441,917            177,823           4,052,339          4,852,462
          100,112              39,387            506,941            404,723            (773,564)        (2,567,059)
           (3,057)             (5,870)            (5,789)              (754)         (2,088,729)        (2,553,646)
          (21,814)            (16,457)          (162,079)           (51,698)         (2,621,540)        (2,821,281)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          141,162              69,161            780,990            530,094          (1,431,494)        (3,089,524)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          224,526              25,587          1,076,183            504,728           7,909,988        (17,492,596)
          201,400             175,813            506,883              2,155          30,704,986         48,197,582
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        425,926    $        201,400   $      1,583,066   $        506,883    $     38,614,974   $     30,704,986
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                            Growth SC
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            690   $            416
   Mortality and expense risk charge                                                     (3,704)            (2,959)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (3,014)            (2,543)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (21,391)           (23,280)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (21,391)           (23,280)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          139,607           (100,939)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        115,202   $       (126,762)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,014)  $         (2,543)
   Net realized gain(loss)                                                              (21,391)           (23,280)
   Net change in unrealized appreciation/depreciation                                   139,607           (100,939)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      115,202           (126,762)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  138,289            128,829
   Subaccounts transfers (including fixed account), net                                  22,879             13,945
   Transfers for policyowner benefits and terminations                                  (54,816)           (13,335)
   Policyowner maintenance charges                                                      (36,013)           (31,409)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     70,339             98,030
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  185,541            (28,732)
Net assets at beginning of period                                                       317,524            346,256
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        503,065   $        317,524
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $            486    $             12   $        446,988    $        499,062   $         85,612   $          5,628
           (5,102)               (997)           (77,002)            (55,166)           (11,037)            (3,310)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (4,616)               (985)           369,986             443,896             74,575              2,318
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----                ----               ----               ----
            1,396                (783)         1,038,314          (1,168,779)            15,382               (986)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            1,396                (783)         1,038,314          (1,168,779)            15,382               (986)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          215,521             (44,532)           683,326           1,100,844            192,394             69,588
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        212,301    $        (46,300)  $      2,091,626    $        375,961   $        282,351   $         70,920
=================== ================== =================== ================== ================== ===================




 $         (4,616)   $           (985)  $        369,986    $        443,896   $         74,575   $          2,318
            1,396                (783)         1,038,314          (1,168,779)            15,382               (986)
          215,521             (44,532)           683,326           1,100,844            192,394             69,588
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          212,301             (46,300)         2,091,626             375,961            282,351             70,920
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          416,153             156,031            574,534             590,502             18,648             15,290
          476,239             267,170         (2,538,574)            904,345             50,087            952,932
           (9,456)             (1,043)          (461,083)           (275,573)              ----             (4,624)
         (156,162)            (48,861)          (485,873)           (376,188)           (62,799)           (20,514)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          726,774             373,297         (2,910,996)            843,086              5,936            943,084
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          939,075             326,997           (819,370)          1,219,047            288,287          1,014,004
          329,893               2,896          8,393,816           7,174,769          1,066,280             52,276
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      1,268,968    $        329,893   $      7,574,446    $      8,393,816   $      1,354,567   $      1,066,280
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                         High Income SC2
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         13,638   $            450
   Mortality and expense risk charge                                                     (5,117)              (580)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               8,521               (130)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        88,746                 82
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  88,746                 82
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           76,308             22,889
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        173,575   $         22,841
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          8,521   $           (130)
   Net realized gain(loss)                                                               88,746                 82
   Net change in unrealized appreciation/depreciation                                    76,308             22,889
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      173,575             22,841
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  187,417             98,593
   Subaccounts transfers (including fixed account), net                                 449,024            311,647
   Transfers for policyowner benefits and terminations                                   (4,016)               (29)
   Policyowner maintenance charges                                                      (78,250)           (13,305)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    554,175            396,906
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  727,750            419,747
Net assets at beginning of period                                                       423,212              3,465
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,150,962   $        423,212
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         84,053    $         87,656   $            786   $            764    $            700   $             31
          (90,641)            (97,619)            (1,058)              (828)             (1,542)              (294)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (6,588)             (9,963)              (272)               (64)               (842)              (263)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
         (797,801)         (1,000,606)            (4,447)           (16,166)                950               (976)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (797,801)         (1,000,606)            (4,447)           (16,166)                950               (976)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

        4,586,150          (1,506,465)            50,265             (3,183)             95,124            (10,675)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      3,781,761    $     (2,517,034)  $         45,546   $        (19,413)   $         95,232   $        (11,914)
=================== ================== ================== =================== ================== ===================




 $         (6,588)   $         (9,963)  $           (272)  $            (64)   $           (842)  $           (263)
         (797,801)         (1,000,606)            (4,447)           (16,166)                950               (976)
        4,586,150          (1,506,465)            50,265             (3,183)             95,124            (10,675)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,781,761          (2,517,034)            45,546            (19,413)             95,232            (11,914)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,188,878           1,363,094             42,530             61,436             155,163             31,053
          (56,060)           (554,304)            11,904            (12,675)            156,378             91,296
         (720,637)           (523,198)           (14,758)           (32,057)             (1,628)              (147)
         (734,494)           (772,566)           (10,670)           (11,609)            (47,797)            (9,508)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (322,313)           (486,974)            29,006              5,095             262,116            112,694
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,459,448          (3,004,008)            74,552            (14,318)            357,348            100,780
        9,237,276          12,241,284             93,671            107,989             101,104                324
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     12,696,724    $      9,237,276   $        168,223   $         93,671    $        458,452   $        101,104
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Asset Mgr. IC
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        800,779   $        955,396
   Mortality and expense risk charge                                                   (199,499)          (210,004)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             601,280            745,392
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (541,969)          (851,426)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (541,969)          (851,426)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        3,445,463         (2,379,533)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      3,504,774   $     (2,485,567)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        601,280   $        745,392
   Net realized gain(loss)                                                             (541,969)          (851,426)
   Net change in unrealized appreciation/depreciation                                 3,445,463         (2,379,533)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    3,504,774         (2,485,567)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,142,296          2,501,204
   Subaccounts transfers (including fixed account), net                                (226,240)        (1,125,623)
   Transfers for policyowner benefits and terminations                               (1,646,840)        (1,463,109)
   Policyowner maintenance charges                                                   (1,801,915)        (1,831,325)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,532,699)        (1,918,853)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,972,075         (4,404,420)
Net assets at beginning of period                                                    21,679,653         26,084,073
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     23,651,728   $     21,679,653
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- ------------------ ------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          6,960    $          4,815   $          2,886   $            382    $        605,305   $        650,998
           (2,401)             (1,254)              (828)              (205)           (132,866)          (141,297)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            4,559               3,561              2,058                177             472,439            509,701
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----             212,978               ----
           (1,230)             (4,377)               103               (208)            206,710            476,534
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
           (1,230)             (4,377)               103               (208)            419,688            476,534
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           36,999             (13,646)            18,128             (2,085)           (270,369)           382,928
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         40,328    $        (14,462)  $         20,289   $         (2,116)   $        621,758   $      1,369,163
=================== ================== ================== =================== ================== ===================




 $          4,559    $          3,561   $          2,058   $            177    $        472,439   $        509,701
           (1,230)             (4,377)               103               (208)            419,688            476,534
           36,999             (13,646)            18,128             (2,085)           (270,369)           382,928
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

           40,328             (14,462)            20,289             (2,116)            621,758          1,369,163
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           93,162              78,757             81,064             22,816           1,344,091          1,150,229
           87,602              14,509             48,203             41,878          (1,315,200)           (83,891)
           (8,592)               ----               (319)               (74)         (1,070,245)          (687,701)
          (32,854)            (20,241)           (23,701)            (7,764)         (1,079,986)          (974,442)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          139,318              73,025            105,247             56,856          (2,121,340)          (595,805)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          179,646              58,563            125,536             54,740          (1,499,582)           773,358
          175,339             116,776             65,016             10,276          15,000,189         14,226,831
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        354,985    $        175,339   $        190,552   $         65,016    $     13,500,607   $     15,000,189
=================== ================== ================== =================== ================== ===================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Inv. Bond SC2
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         51,649   $          1,488
   Mortality and expense risk charge                                                    (10,564)            (3,675)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              41,085             (2,187)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       18,872               ----
   Net realized gain(loss) on sale of fund shares                                         4,546              1,616
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  23,418              1,616
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           (5,585)            59,960
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         58,918   $         59,389
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         41,085   $         (2,187)
   Net realized gain(loss)                                                               23,418              1,616
   Net change in unrealized appreciation/depreciation                                    (5,585)            59,960
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       58,918             59,389
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  589,629            169,759
   Subaccounts transfers (including fixed account), net                                 180,627            929,783
   Transfers for policyowner benefits and terminations                                  (19,348)            (1,173)
   Policyowner maintenance charges                                                     (199,954)           (61,555)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    550,954          1,036,814
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  609,872          1,096,203
Net assets at beginning of period                                                     1,114,633             18,430
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,724,505   $      1,114,633
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         83,084    $        154,973   $          1,256   $          2,012    $          1,165   $            217
         (153,553)           (157,733)            (3,478)            (2,633)             (4,171)              (944)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (70,469)             (2,760)            (2,222)              (621)             (3,006)              (727)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
         (214,975)           (317,800)            (1,897)            (6,401)               (315)              (770)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (214,975)           (317,800)            (1,897)            (6,401)               (315)              (770)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,786,634          (1,640,209)           103,094            (24,866)            168,734            (15,165)
------------------- ------------------ -------------------------------------- ------------------ -------------------


 $      4,501,190    $     (1,960,769)  $         98,975   $        (31,888)   $        165,413   $        (16,662)
=================== ================== ================== =================== ================== ===================




 $        (70,469)   $         (2,760)  $         (2,222)  $           (621)   $         (3,006)  $           (727)
         (214,975)           (317,800)            (1,897)            (6,401)               (315)              (770)
        4,786,634          (1,640,209)           103,094            (24,866)            168,734            (15,165)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,501,190          (1,960,769)            98,975            (31,888)            165,413            (16,662)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        2,416,387           2,836,471             94,580            109,934             345,623            116,437
          141,243            (754,884)            35,274             17,126             373,655            221,683
       (1,281,432)         (1,255,911)            (9,418)           (27,844)             (6,812)              (551)
       (1,450,077)         (1,497,259)           (30,632)           (28,652)           (121,056)           (33,359)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (173,879)           (671,583)            89,804             70,564             591,410            304,210
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,327,311          (2,632,352)           188,779             38,676             756,823            287,548
       16,918,567          19,550,919            318,567            279,891             305,126             17,578
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     21,245,878    $     16,918,567   $        507,346   $        318,567    $      1,061,949   $        305,126
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         85,785   $         92,472
   Mortality and expense risk charge                                                    (24,147)           (26,149)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              61,638             66,323
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (177,488)          (267,879)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (177,488)          (267,879)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          700,948           (372,400)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        585,098   $       (573,956)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         61,638   $         66,323
   Net realized gain(loss)                                                             (177,488)          (267,879)
   Net change in unrealized appreciation/depreciation                                   700,948           (372,400)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      585,098           (573,956)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  436,479            503,794
   Subaccounts transfers (including fixed account), net                                (174,129)          (180,829)
   Transfers for policyowner benefits and terminations                                 (223,884)          (202,633)
   Policyowner maintenance charges                                                     (257,915)          (279,472)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (219,449)          (159,140)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  365,649           (733,096)
Net assets at beginning of period                                                     2,899,088          3,632,184
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,264,737   $      2,899,088
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          MidCap IC
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $            181    $            383   $            259   $             18    $           ----   $           ----
             (253)               (122)              (150)               (16)                (34)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (72)                261                109                  2                 (34)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             (417)             (2,840)               127                (46)                 72               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (417)             (2,840)               127                (46)                 72               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            5,635                (653)             4,531                (51)              2,176               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $          5,146    $         (3,232)  $          4,767   $            (95)   $          2,214   $           ----
=================== ================== ================== =================== ================== ===================




 $            (72)   $            261   $            109   $              2    $            (34)  $           ----
             (417)             (2,840)               127                (46)                 72               ----
            5,635                (653)             4,531                (51)              2,176               ----
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

            5,146              (3,232)             4,767                (95)              2,214               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            3,011               8,910             10,895              2,284               3,282               ----
           36,477              (9,740)            24,753              7,392              18,908               ----
             ----              (1,968)              ----               ----                ----               ----
           (1,138)             (1,716)            (7,622)            (1,336)             (1,696)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           38,350              (4,514)            28,026              8,340              20,494               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           43,496              (7,746)            32,793              8,245              22,708               ----
            8,022              15,768              8,904                659                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         51,518    $          8,022   $         41,697   $          8,904    $         22,708   $           ----
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        135,207   $        110,188
   Mortality and expense risk charge                                                    (53,316)           (55,276)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              81,891             54,912
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (61,757)          (213,792)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (61,757)          (213,792)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,053,202           (801,566)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,073,336   $       (960,446)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         81,891   $         54,912
   Net realized gain(loss)                                                              (61,757)          (213,792)
   Net change in unrealized appreciation/depreciation                                 1,053,202           (801,566)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,073,336           (960,446)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,025,917          1,245,166
   Subaccounts transfers (including fixed account), net                                 176,330           (443,283)
   Transfers for policyowner benefits and terminations                                 (380,928)          (354,268)
   Policyowner maintenance charges                                                     (628,647)          (639,451)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    192,672           (191,836)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,266,008         (1,152,282)
Net assets at beginning of period                                                     5,860,516          7,012,798
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,126,524   $      5,860,516
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                Alger                                                       MFS
-------------------------------------- -----------------------------------------------------------------------------
              Leveraged                           Strategic Inc.                            Utilities
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $            919   $        127,073   $         28,194    $        136,639   $        151,089
          (88,023)            (97,525)           (17,609)            (9,732)            (47,969)           (45,211)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (88,023)            (96,606)           109,464             18,462              88,670            105,878
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
         (936,893)         (2,223,929)            56,831              8,162            (404,968)          (689,941)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (936,893)         (2,223,929)            56,831              8,162            (404,968)          (689,941)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,055,849          (2,744,817)            21,929             61,188           2,100,104         (1,076,540)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      3,030,933    $     (5,065,352)  $        188,224   $         87,812    $      1,783,806   $     (1,660,603)
=================== ================== ================== =================== ================== ===================




 $        (88,023)   $        (96,606)  $        109,464   $         18,462    $         88,670   $        105,878
         (936,893)         (2,223,929)            56,831              8,162            (404,968)          (689,941)
        4,055,849          (2,744,817)            21,929             61,188           2,100,104         (1,076,540)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,030,933          (5,065,352)           188,224             87,812           1,783,806         (1,660,603)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        2,179,253           2,502,204            330,265            151,803           1,044,466          1,297,354
         (110,220)         (3,810,819)          (419,048)         1,278,824             148,735           (714,667)
         (726,880)           (514,688)          (265,068)           (44,345)           (282,140)          (253,026)
       (1,092,206)         (1,198,689)          (179,873)           (83,431)           (680,417)          (671,746)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          249,947          (3,021,992)          (533,724)         1,302,851             230,644           (342,085)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,280,880          (8,087,344)          (345,500)         1,390,663           2,014,450         (2,002,688)
        9,188,374          17,275,718          2,064,592            673,929           4,987,970          6,990,658
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     12,469,254    $      9,188,374   $      1,719,092   $      2,064,592    $      7,002,420   $      4,987,970
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                          New Discovery
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (28,598)           (31,245)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (28,598)           (31,245)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (193,642)          (482,936)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (193,642)          (482,936)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,211,403         (1,016,950)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        989,163   $     (1,531,131)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (28,598)  $        (31,245)
   Net realized gain(loss)                                                             (193,642)          (482,936)
   Net change in unrealized appreciation/depreciation                                 1,211,403         (1,016,950)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      989,163         (1,531,131)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  727,653            756,147
   Subaccounts transfers (including fixed account), net                                 179,833           (118,093)
   Transfers for policyowner benefits and terminations                                 (206,110)          (212,572)
   Policyowner maintenance charges                                                     (345,134)          (363,250)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    356,242             62,232
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,345,405         (1,468,899)
Net assets at beginning of period                                                     3,063,548          4,532,447
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,408,953   $      3,063,548
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                  Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

          Emerging Markets                         Global Value                           Intl. Magnum
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $           ----   $         43,939    $          1,843   $         14,372
          (21,691)            (21,714)           (29,395)           (28,341)            (11,433)           (11,879)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (21,691)            (21,714)           (29,395)            15,598              (9,590)             2,493
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----             38,711                ----               ----
           39,514             171,073            (93,925)           (40,175)            (92,863)          (137,218)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           39,514             171,073            (93,925)            (1,464)            (92,863)          (137,218)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,106,760            (409,861)         1,093,169           (681,834)            461,655           (147,475)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $      1,124,583    $       (260,502)  $        969,849   $       (667,700)   $        359,202   $       (282,200)
=================== ================== =================== ================== ================== ===================




 $        (21,691)   $        (21,714)  $        (29,395)  $         15,598    $         (9,590)  $          2,493
           39,514             171,073            (93,925)            (1,464)            (92,863)          (137,218)
        1,106,760            (409,861)         1,093,169           (681,834)            461,655           (147,475)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,124,583            (260,502)           969,849           (667,700)            359,202           (282,200)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          460,933             511,823            603,728            613,742             244,986            267,944
          136,603              54,400             95,350            401,008              52,812           (171,282)
         (143,806)           (139,306)          (166,737)          (131,894)            (59,942)           (47,563)
         (232,047)           (246,312)          (311,710)          (283,229)           (123,239)          (118,066)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          221,683             180,605            220,631            599,627             114,617            (68,967)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,346,266             (79,897)         1,190,480            (68,073)            473,819           (351,167)
        2,254,779           2,334,676          3,408,061          3,476,134           1,282,662          1,633,829
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      3,601,045    $      2,254,779   $      4,598,541   $      3,408,061    $      1,756,481   $      1,282,662
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Morgan Stanley
                                                                              --------------------------------------

                                                                                        U.S. Real Estate
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $         96,350
   Mortality and expense risk charge                                                    (31,114)           (25,705)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (31,114)            70,645
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             75,405
   Net realized gain(loss) on sale of fund shares                                        97,663             16,913
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  97,663             92,318
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,107,420           (350,659)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,173,969   $       (187,696)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (31,114)  $         70,645
   Net realized gain(loss)                                                               97,663             92,318
   Net change in unrealized appreciation/depreciation                                 1,107,420           (350,659)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,173,969           (187,696)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  502,423            627,977
   Subaccounts transfers (including fixed account), net                                 638,672          1,121,291
   Transfers for policyowner benefits and terminations                                 (140,323)          (281,906)
   Policyowner maintenance charges                                                     (349,127)          (276,044)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    651,645          1,191,318
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,825,614          1,003,622
Net assets at beginning of period                                                     3,055,071          2,051,449
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,880,685   $      3,055,071
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

             Core Strat.                          Emerging Growth                            Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
          (24,071)               ----            (63,625)           (87,096)           (177,427)          (199,518)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (24,071)               ----            (63,625)           (87,096)           (177,427)          (199,518)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
               42                ----         (5,153,610)        (3,761,852)         (1,173,542)        (1,355,676)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               42                ----         (5,153,610)        (3,761,852)         (1,173,542)        (1,355,676)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          760,704                ----          7,225,828           (752,952)          7,537,935         (8,243,284)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        736,675    $           ----   $      2,008,593   $     (4,601,900)   $      6,186,966   $     (9,798,478)
=================== ================== ================== =================== ================== ===================




 $        (24,071)   $           ----   $        (63,625)  $        (87,096)   $       (177,427)  $       (199,518)
               42                ----         (5,153,610)        (3,761,852)         (1,173,542)        (1,355,676)
          760,704                ----          7,225,828           (752,952)          7,537,935         (8,243,284)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          736,675                ----          2,008,593         (4,601,900)          6,186,966         (9,798,478)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          499,904                ----          1,481,970          2,173,750           3,452,814          4,137,821
       17,189,827                ----        (10,409,221)        (1,653,398)           (245,154)        (2,355,016)
         (118,964)               ----           (547,897)          (565,380)         (1,213,224)        (1,163,966)
         (243,342)               ----           (696,565)          (901,172)         (1,919,032)        (2,053,872)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       17,327,425                ----        (10,171,713)          (946,200)             75,404         (1,435,033)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       18,064,100                ----         (8,163,120)        (5,548,100)          6,262,370        (11,233,511)
             ----                ----          8,163,120         13,711,220          18,294,021         29,527,532
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     18,064,100    $           ----   $           ----   $      8,163,120    $     24,556,391   $     18,294,021
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                       Growth with Income
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         27,573   $         15,872
   Mortality and expense risk charge                                                    (21,865)           (27,560)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               5,708            (11,688)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (685,258)          (295,807)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (685,258)          (295,807)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,134,052           (564,085)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        454,502   $       (871,580)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          5,708   $        (11,688)
   Net realized gain(loss)                                                             (685,258)          (295,807)
   Net change in unrealized appreciation/depreciation                                 1,134,052           (564,085)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      454,502           (871,580)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  520,503            691,018
   Subaccounts transfers (including fixed account), net                              (3,566,711)          (287,221)
   Transfers for policyowner benefits and terminations                                 (156,849)          (341,206)
   Policyowner maintenance charges                                                     (269,321)          (327,012)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (3,472,378)          (264,421)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (3,017,876)        (1,136,001)
Net assets at beginning of period                                                     3,017,876          4,153,877
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $      3,017,876
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

          Income and Growth                          Index 500                               MidCap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         49,157    $         36,415   $        335,578   $        316,902    $           ----   $           ----
          (71,022)            (83,004)          (182,995)          (192,619)           (139,366)          (147,418)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (21,865)            (46,589)           152,583            124,283            (139,366)          (147,418)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
         (558,328)           (785,659)          (945,863)        (1,475,420)           (328,978)        (1,057,980)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (558,328)           (785,659)          (945,863)        (1,475,420)           (328,978)        (1,057,980)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,768,727          (2,907,990)         6,289,412         (4,837,313)          6,662,803         (5,296,141)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      2,188,534    $     (3,740,238)  $      5,496,132   $     (6,188,450)   $      6,194,459   $     (6,501,539)
=================== ================== ================== =================== ================== ===================




 $        (21,865)   $        (46,589)  $        152,583   $        124,283    $       (139,366)  $       (147,418)
         (558,328)           (785,659)          (945,863)        (1,475,420)           (328,978)        (1,057,980)
        2,768,727          (2,907,990)         6,289,412         (4,837,313)          6,662,803         (5,296,141)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,188,534          (3,740,238)         5,496,132         (6,188,450)          6,194,459         (6,501,539)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,464,894           1,647,065          4,043,544          4,602,359           2,253,305          2,483,828
         (508,581)           (592,950)           201,723         (1,692,533)            484,619         (1,297,258)
         (516,890)           (387,449)        (1,211,039)        (1,203,482)           (958,095)          (717,520)
         (819,041)           (874,586)        (2,113,633)        (2,145,311)         (1,373,498)        (1,399,148)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (379,618)           (207,920)           920,595           (438,967)            406,331           (930,098)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,808,916          (3,948,158)         6,416,727         (6,627,417)          6,600,790         (7,431,637)
        8,065,440          12,013,598         20,142,206         26,769,623          13,496,557         20,928,194
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      9,874,356    $      8,065,440   $     26,558,933   $     20,142,206    $     20,097,347   $     13,496,557
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                          Money Market
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        284,847   $        393,690
   Mortality and expense risk charge                                                   (234,702)          (211,512)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              50,145            182,178
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                    ----               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         50,145   $        182,178
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         50,145   $        182,178
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       50,145            182,178
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               18,432,651         18,354,334
   Subaccounts transfers (including fixed account), net                              (9,046,178)       (10,392,793)
   Transfers for policyowner benefits and terminations                               (3,974,203)        (3,594,696)
   Policyowner maintenance charges                                                   (2,759,269)        (1,975,757)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  2,653,001          2,391,088
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,703,146          2,573,266
Net assets at beginning of period                                                    25,078,353         22,505,087
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     27,781,499   $     25,078,353
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

              Research                               Small Cap                          Small Co. Equity
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         29,603    $         11,767   $           ----   $           ----    $           ----   $           ----
          (22,007)            (29,519)          (115,806)          (124,315)            (24,138)           (19,945)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            7,596             (17,752)          (115,806)          (124,315)            (24,138)           (19,945)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----             124,860             32,989
       (1,242,781)           (439,420)          (819,682)        (1,892,322)             14,998           (120,698)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,242,781)           (439,420)          (819,682)        (1,892,322)            139,858            (87,709)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,738,528            (618,641)         5,219,463         (4,468,128)            814,989           (270,500)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        503,343    $     (1,075,813)  $      4,283,975   $     (6,484,765)   $        930,709   $       (378,154)
=================== ================== ================== =================== ================== ===================




 $          7,596    $        (17,752)  $       (115,806)  $       (124,315)   $        (24,138)  $        (19,945)
       (1,242,781)           (439,420)          (819,682)        (1,892,322)            139,858            (87,709)
        1,738,528            (618,641)         5,219,463         (4,468,128)            814,989           (270,500)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          503,343          (1,075,813)         4,283,975         (6,484,765)            930,709           (378,154)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          528,727             746,635          2,338,781          2,692,010             680,883            666,218
       (3,709,989)           (273,649)           182,992           (651,446)            309,293          1,138,391
         (156,019)           (224,794)        (1,008,215)          (758,134)           (102,948)          (124,610)
         (260,832)           (327,264)        (1,154,446)        (1,192,565)           (348,092)          (280,657)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (3,598,113)            (79,072)           359,112             89,865             539,136          1,399,342
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (3,094,770)         (1,154,885)         4,643,087         (6,394,900)          1,469,845          1,021,188
        3,094,770           4,249,655         11,288,360         17,683,260           2,432,405          1,411,217
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $      3,094,770   $     15,931,447   $     11,288,360    $      3,902,250   $      2,432,405
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                             Select
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          8,427   $          1,390
   Mortality and expense risk charge                                                    (34,976)           (25,629)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (26,549)           (24,239)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (29,043)           (73,878)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (29,043)           (73,878)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,170,857           (453,263)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,115,265   $       (551,380)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (26,549)  $        (24,239)
   Net realized gain(loss)                                                              (29,043)           (73,878)
   Net change in unrealized appreciation/depreciation                                 1,170,857           (453,263)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,115,265           (551,380)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  965,215            724,705
   Subaccounts transfers (including fixed account), net                                 612,774          1,622,027
   Transfers for policyowner benefits and terminations                                 (250,531)          (198,891)
   Policyowner maintenance charges                                                     (432,114)          (318,052)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    895,344          1,829,789
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,010,609          1,278,409
Net assets at beginning of period                                                     3,562,324          2,283,915
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,572,933   $      3,562,324
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

              Balanced                             Intl. Equity                              Mid Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         15,815    $         16,981   $         12,936   $           ----    $           ----   $           ----
           (6,018)             (4,391)            (2,982)            (1,631)             (6,923)            (6,488)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            9,797              12,590              9,954             (1,631)             (6,923)            (6,488)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          (32,698)            (30,083)            (6,453)            (2,895)            (21,567)          (277,124)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (32,698)            (30,083)            (6,453)            (2,895)            (21,567)          (277,124)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          137,457             (60,542)           121,097            (32,052)            276,412              1,770
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        114,556    $        (78,035)  $        124,598   $        (36,578)   $        247,922   $       (281,842)
=================== ================== ================== =================== ================== ===================




 $          9,797    $         12,590   $          9,954   $         (1,631)   $         (6,923)  $         (6,488)
          (32,698)            (30,083)            (6,453)            (2,895)            (21,567)          (277,124)
          137,457             (60,542)           121,097            (32,052)            276,412              1,770
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          114,556             (78,035)           124,598            (36,578)            247,922           (281,842)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          152,349             165,206            104,240             75,365             278,540            210,132
          149,346              83,167            200,161            115,446             (11,792)            35,987
          (30,813)            (15,512)           (10,308)            (3,349)            (31,110)           (29,464)
          (72,198)            (59,780)           (47,894)           (24,206)           (101,493)           (90,374)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          198,684             173,081            246,199            163,256             134,145            126,281
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          313,240              95,046            370,797            126,678             382,067           (155,561)
          578,000             482,954            275,421            148,743             757,541            913,102
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        891,240    $        578,000   $        646,218   $        275,421    $      1,139,608   $        757,541
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                            Small Cap
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         18,313   $         17,412
   Mortality and expense risk charge                                                     (9,130)           (10,224)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               9,183              7,188
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             21,553
   Net realized gain(loss) on sale of fund shares                                       (56,172)           (60,237)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (56,172)           (38,684)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          436,176           (357,798)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        389,187   $       (389,294)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          9,183   $          7,188
   Net realized gain(loss)                                                              (56,172)           (38,684)
   Net change in unrealized appreciation/depreciation                                   436,176           (357,798)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      389,187           (389,294)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  253,473            224,590
   Subaccounts transfers (including fixed account), net                                 (28,825)           499,103
   Transfers for policyowner benefits and terminations                                  (24,801)           (34,676)
   Policyowner maintenance charges                                                     (111,228)          (107,551)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     88,619            581,466
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  477,806            192,172
Net assets at beginning of period                                                     1,038,472            846,300
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,516,278   $      1,038,472
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                  Calvert                                               American Century
----------------------------------------------------------------------------- --------------------------------------

               Equity                                 Income                             Income & Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $             25    $           ----   $         30,595   $          3,166    $         24,652   $         10,819
             (861)                (85)            (4,975)              (562)            (17,329)           (10,366)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (836)                (85)            25,620              2,604               7,323                453
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----             42,455              3,924                ----               ----
              990                (106)            10,892                335             (18,264)           (14,889)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              990                (106)            53,347              4,259             (18,264)           (14,889)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           24,691                (462)           (10,347)            (1,371)            616,660           (279,280)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         24,845    $           (653)  $         68,620   $          5,492    $        605,719   $       (293,716)
=================== ================== ================== =================== ================== ===================




 $           (836)   $            (85)  $         25,620   $          2,604    $          7,323   $            453
              990                (106)            53,347              4,259             (18,264)           (14,889)
           24,691                (462)           (10,347)            (1,371)            616,660           (279,280)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           24,845                (653)            68,620              5,492             605,719           (293,716)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           46,092               6,283            244,759             39,137             701,924            409,539
          107,942              46,950            479,857            202,598             594,771            795,791
             (162)               (270)           (18,332)            (1,157)            (66,221)           (38,695)
          (15,574)             (2,304)           (80,145)           (11,594)           (283,146)          (157,254)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          138,298              50,659            626,139            228,984             947,328          1,009,381
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          163,143              50,006            694,759            234,476           1,553,047            715,665
           50,006                ----            234,476               ----           1,679,953            964,288
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        213,149    $         50,006   $        929,235   $        234,476    $      3,233,000   $      1,679,953
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------

                                                                                              Value
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                        (34)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                 (34)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                            29               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      29               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                            1,754               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          1,749   $           ----
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (34)  $           ----
   Net realized gain(loss)                                                                   29               ----
   Net change in unrealized appreciation/depreciation                                     1,754               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        1,749               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    3,716               ----
   Subaccounts transfers (including fixed account), net                                  19,582               ----
   Transfers for policyowner benefits and terminations                                      (24)              ----
   Policyowner maintenance charges                                                       (1,391)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     21,883               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   23,632               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         23,632   $           ----
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


               Invesco                                Salomon                                Summit

-------------------------------------- -------------------------------------- --------------------------------------

              Dynamics                                All Cap                              S&P MidCap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $           ----   $          4,863   $          5,150    $          7,599   $          4,044
           (6,298)             (5,287)           (12,052)            (7,740)            (13,147)            (8,288)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (6,298)             (5,287)            (7,189)            (2,590)             (5,548)            (4,244)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----              3,293
          (50,975)            (91,384)           (20,827)           (40,081)            (12,914)           (51,681)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (50,975)            (91,384)           (20,827)           (40,081)            (12,914)           (48,388)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          296,969            (174,164)           537,191           (264,298)            539,342           (189,352)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        239,696    $       (270,835)  $        509,175   $       (306,969)   $        520,880   $       (241,984)
=================== ================== ================== =================== ================== ===================




 $         (6,298)   $         (5,287)  $         (7,189)  $         (2,590)   $         (5,548)  $         (4,244)
          (50,975)            (91,384)           (20,827)           (40,081)            (12,914)           (48,388)
          296,969            (174,164)           537,191           (264,298)            539,342           (189,352)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          239,696            (270,835)           509,175           (306,969)            520,880           (241,984)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


          220,947             159,314            460,076            386,848             328,611            294,665
           98,471             322,024            463,979            507,652             829,740            741,298
         (120,156)            (73,398)           (29,184)           (77,393)            (61,250)           (16,151)
          (96,180)            (69,910)          (164,350)          (117,133)           (192,329)          (146,261)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          103,082             338,030            730,521            699,974             904,772            873,551
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          342,778              67,195          1,239,696            393,005           1,425,652            631,567
          667,672             600,477          1,043,296            650,291           1,163,763            532,196
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,010,450    $        667,672   $      2,282,992   $      1,043,296    $      2,589,415   $      1,163,763
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                        Russell Small Cap
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          5,334   $            842
   Mortality and expense risk charge                                                     (9,580)            (4,411)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (4,246)            (3,569)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----              4,500
   Net realized gain(loss) on sale of fund shares                                        22,414            (34,979)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  22,414            (30,479)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          439,111           (119,015)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        457,279   $       (153,063)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (4,246)  $         (3,569)
   Net realized gain(loss)                                                               22,414            (30,479)
   Net change in unrealized appreciation/depreciation                                   439,111           (119,015)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      457,279           (153,063)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  258,667            169,380
   Subaccounts transfers (including fixed account), net                               1,027,458            395,463
   Transfers for policyowner benefits and terminations                                  (57,973)            (7,983)
   Policyowner maintenance charges                                                     (118,398)           (64,495)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,109,754            492,365
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,567,033            339,302
Net assets at beginning of period                                                       622,415            283,113
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,189,448   $        622,415
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                   Summit                                                 Third Avenue
----------------------------------------------------------------------------- --------------------------------------

          Nasdaq-100 Index                          EAFE Intl.                                Value
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $         12,490   $          8,207
           (9,755)             (6,080)               (49)              ----             (49,569)           (31,442)
-------------------------------------- ------------------ ------------------- ------------------ -------------------
           (9,755)             (6,080)               (49)              ----             (37,079)           (23,235)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----             125,660             71,481
          (36,102)           (388,350)                29               ----              68,214           (109,622)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (36,102)           (388,350)                29               ----             193,874            (38,141)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          500,277              (4,862)             3,515               ----           2,089,666           (508,444)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        454,420    $       (399,292)  $          3,495   $           ----    $      2,246,461   $       (569,820)
=================== ================== ================== =================== ================== ===================




 $         (9,755)   $         (6,080)  $            (49)  $           ----    $        (37,079)  $        (23,235)
          (36,102)           (388,350)                29               ----             193,874            (38,141)
          500,277              (4,862)             3,515               ----           2,089,666           (508,444)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          454,420            (399,292)             3,495               ----           2,246,461           (569,820)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          271,187             170,585              3,220               ----           1,310,342            994,929
          896,989             100,205             31,644               ----           1,971,443          1,860,492
          (29,424)            (56,534)              ----               ----            (299,037)          (162,939)
         (170,085)           (111,524)            (1,406)              ----            (620,472)          (409,494)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          968,667             102,732             33,458               ----           2,362,276          2,282,988
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,423,087            (296,560)            36,953               ----           4,608,737          1,713,168
          685,132             981,692               ----               ----           4,346,908          2,633,740
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,108,219    $        685,132   $         36,953   $           ----    $      8,955,645   $      4,346,908
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Dreyfus
                                                                              --------------------------------------

                                                                                             MidCap
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            879   $             75
   Mortality and expense risk charge                                                     (2,495)               (32)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (1,616)                43
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        22,656               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  22,656               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           72,117               (481)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         93,157   $           (438)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,616)  $             43
   Net realized gain(loss)                                                               22,656               ----
   Net change in unrealized appreciation/depreciation                                    72,117               (481)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       93,157               (438)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  104,727              1,551
   Subaccounts transfers (including fixed account), net                                 497,264             36,067
   Transfers for policyowner benefits and terminations                                  (53,825)              ----
   Policyowner maintenance charges                                                      (34,670)              (665)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    513,496             36,953
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  606,653             36,515
Net assets at beginning of period                                                        36,515               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        643,168   $         36,515
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2003, there are fifty-eight subaccounts available within the Account:

    Fidelity Management and Research                       Fidelity Management and Research
      Company (Advisor)                                      Company, continued
      Fidelity (Fund)                                        Fidelity, continued
       *Equity-Income IC (Subaccount)                          *Asset Mgr. SC
        (Commenced March 6, 1987)                                (Commenced November 29, 1999)
       *Equity-Income SC                                       *Asset Mgr. SC2
        (Commenced November 2, 1999)                             (Commenced November 26, 2001)
       *Equity-Income SC2                                      *Inv. Bond IC
        (Commenced November 28, 2001)                            (Commenced June 6, 1991)
       *Growth IC                                              *Inv. Bond SC2
        (Commenced March 6, 1987)                                (Commenced November 8, 2001)
       *Growth SC                                              *Contrafund IC
        (Commenced November 2, 1999)                             (Commenced September 5, 1995)
       *Growth SC2                                             *Contrafund SC
        (Commenced November 28, 2001)                            (Commenced November 29, 1999)
       *High Income IC                                         *Contrafund SC2
        (Commenced March 6, 1987)                                (Commenced November 23, 2001)
       *High Income SC                                         *Asset Mgr. Gr. IC
        (Commenced January 25, 2000)                             (Commenced September 13, 1995)
       *High Income SC2                                        *Asset Mgr. Gr. SC
        (Commenced December 3, 2001)                             (Commenced February 2, 2000)
       *Overseas IC                                            *Asset Mgr. Gr. SC2
        (Commenced March 6, 1987)                                (Commenced December 26, 2001)
       *Overseas SC                                            *MidCap IC
        (Commenced December 7, 1999)                             (Commenced April 8, 2003)
       *Overseas SC2
        (Commenced November 14, 2001)                      Fred Alger Management, Inc.
       *Asset Mgr. IC                                        Alger
        (Commenced December 14, 1989)                          *Balanced
                                                                 (Commenced June 28, 1993)
                                                               *Leveraged
                                                                 (Commenced September 13, 1995)

                                     FS-37

1.  ORGANIZATION, continued

    Massachusetts Financial Services Company               Calvert Asset Management Company, Inc.
      MFS                                                    (See Note 3)
       *Strategic Inc.                                       Calvert
        (Commenced September 13, 1995)                        *Balanced
       *Utilities                                               (Commenced May 8, 2000)
        (Commenced October 18, 1995)                          *Intl. Equity
       *New Discovery                                           (Commenced July 20, 2000)
        (Commenced November 12, 1999)                         *Mid Cap
                                                                (Commenced June 13, 2000)
    Morgan Stanley Investment Management                      *Small Cap
    Inc. dba "Van Kampen"                                       (Commenced June 13, 2000)
      Morgan Stanley                                          *Equity
       *Emerging Markets                                        (Commenced May 7, 2002)
        (Commenced April 8, 1997)                             *Income
       *Global Value                                            (Commenced May 7, 2002)
        (Commenced April 17, 1997)
       *Intl. Magnum                                       American Century Investment Management, Inc.
        (Commenced April 7, 1997)                            American Century
       *U.S. Real Estate                                      *Income & Growth
        (Commenced April 28, 1997)                              (Commenced January 31, 2001)
                                                              *Value
    Ameritas Investment Corp. (See Note 3)                       (Commenced April 2, 2003)
      Ameritas
       *Core Strat.                                        INVESCO Funds Group, Inc.
        (Commenced October 31, 2003)                         Invesco
       *Emerging Growth                                        *Dynamics
        (Commenced October 29, 1999)                             (Commenced January 19, 2001)
        (Ceased October 31, 2003)
       *Growth                                             Salomon Brothers Asset Management, Inc.
        (Commenced October 29, 1999)                         Salomon
       *Growth with Income                                     *All Cap
        (Commenced October 29, 1999)                             (Commenced January 31, 2001)
        (Ceased October 31, 2003)
       *Income and Growth                                  Summit Investment Partners, Inc.
        (Commenced October 29, 1999)                         Summit
       *Index 500                                              *S&P MidCap
        (Commenced October 29, 1999)                             (Commenced February 13, 2001)
       *MidCap                                                 *Russell Small Cap
        (Commenced October 29, 1999)                             (Commenced February 8, 2001)
       *Money Market                                           *Nasdaq-100 Index
        (Commenced October 28, 1999)                             (Commenced January 19, 2001)
       *Research                                               *EAFE Intl.
        (Commenced October 29, 1999)                             (Commenced May 14, 2003)
        (Ceased October 31, 2003)
       *Small Cap                                          EQSF Advisers, Inc.
        (Commenced October 29, 1999)                         Third Avenue
       *Small Co. Equity                                       *Value
        (Commenced January 5, 2001)                              (Commenced January 2, 2001)
       *Select
        (Commenced January 5, 2001)                        The Dreyfus Corporation
                                                             Dreyfus
                                                               *MidCap
                                                                 (Commenced November 1, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  RELATED PARTIES

    Affiliates of AVLIC provide management, administrative and investment advisory services for the Ameritas and Calvert subaccounts. These subaccounts incurred approximately $638,000 and $721,000 payable to affiliates of AVLIC during 2003 and 2002, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2003 were as follows:

                                         Purchases                 Sales
                                 ----------------------  -----------------------
    Fidelity:
      Equity-Income IC              $        1,851,262      $        2,992,162
      Equity-Income SC                         164,945                  22,463
      Equity-Income SC2                        809,572                  24,278
      Growth IC                              1,919,387               3,558,738
      Growth SC                                153,970                  86,645
      Growth SC2                               786,908                  64,749
      High Income IC                        12,445,559              14,986,570
      High Income SC                           217,936                 137,426
      High Income SC2                        2,049,279               1,486,583
      Overseas IC                            1,014,572               1,343,473

                                        Purchases                 Sales
                                 ----------------------  -----------------------
    Fidelity, continued:
      Overseas SC                   $          59,545      $            30,811
      Overseas SC2                            297,356                   36,083
      Asset Mgr. IC                         1,528,039                2,459,459
      Asset Mgr. SC                           178,396                   34,518
      Asset Mgr. SC2                          115,474                    8,171
      Inv. Bond IC                          3,744,166                5,180,088
      Inv. Bond SC2                         1,047,181                  436,270
      Contrafund IC                         1,805,239                2,049,587
      Contrafund SC                           121,543                   33,962
      Contrafund SC2                          603,413                   15,010
      Asset Mgr. Gr. IC                       392,803                  550,612
      Asset Mgr. Gr. SC                        44,271                    5,994
      Asset Mgr. Gr. SC2                       30,697                    2,563
      MidCap IC                                21,944                    1,484

    Alger:
      Balanced                              1,043,938                  769,375
      Leveraged                             1,798,603                1,636,679

    MFS:
      Strategic Inc.                        1,353,102                1,777,361
      Utilities                             1,482,409                1,163,096
      New Discovery                         1,051,348                  723,704

    Morgan Stanley:
      Emerging Markets                      1,533,104                1,333,114
      Global Value                            670,335                  479,099
      Intl. Magnum                            436,950                  331,925
      U.S. Real Estate                      1,615,514                  994,984

    Ameritas:
      Core Strat.                          17,557,619                  254,265
      Emerging Growth                       1,301,555               11,536,892
      Growth                                2,066,371                2,168,394
      Growth with Income                      573,733                4,040,403
      Income and Growth                       827,925                1,229,406
      Index 500                             3,603,439                2,530,261
      MidCap                                1,971,568                1,704,604
      Money Market                         31,627,344               28,923,946
      Research                                438,436                4,028,952
      Small Cap                             1,272,646                1,029,339
      Small Co. Equity                      1,156,302                  516,444
      Select                                1,768,737                  899,942

    Calvert:
      Balanced                                496,424                  287,942
      Intl. Equity                            294,514                   38,361
      Mid Cap                                 312,490                  185,269
      Small Cap                               444,057                  346,256
      Equity                                  148,821                   11,358
      Income                                1,088,707                  394,492

                                        Purchases                 Sales
                                  ----------------------  ----------------------
    American Century:
      Income & Growth              $        1,165,606       $          210,954
      Value                                    22,706                      857

    Invesco:
      Dynamics                                585,185                  488,401

    Salomon:
      All Cap                                 878,789                  155,457

    Summit:
      S&P MidCap                            1,255,437                  356,213
      Russell Small Cap                     1,593,786                  488,278
      Nasdaq-100 Index                      2,887,564                1,928,652
      EAFE Intl.                               33,994                      585

    Third Avenue:
      Value                                 3,404,874                  954,018

    Dreyfus:
      MidCap                                  732,204                  220,324

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .70 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies. Policyowners and prospective policyowners should consult policyowner statements and policy and fund prospectuses for specific performance and expense information.

                                        At December 31                      For the Periods Ended December 31
                        ----------------------------------------------- --------------------------------------------
                                                                          Inv.
                              Unit                        Net Assets     Income      Expense           Total
                            Value ($)         Units          ($)        Ratio %      Ratio %          Return %
                        ------------------ ------------- -------------- -------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
Fidelity:
 Equity-Income IC
 2003                      30.61   49.95        674,212     27,861,124    1.82     0.70    1.20    28.77    29.42
 2002                      23.52   38.79        710,325     22,909,314    1.73     0.70    1.20   (17.94)  (17.52)
 2001                      28.55   47.27        739,280     29,303,630    1.73     0.70    1.20    (6.09)   (5.62)

 Equity-Income SC
 2003                      27.46   27.46         15,728        425,926     1.36    0.90    0.90    29.05    29.05
 2002                      18.50   21.28          9,483        201,400     1.42    0.90    0.90   (17.74)  (17.74)
 2001                      22.50   25.87          6,824        175,813     0.86    0.90    0.90    (5.94)   (5.94)

 Equity-Income SC2
 2003                      23.98   23.98         66,013      1,583,066     1.14    0.70    0.70    29.12    29.12
 2002                      18.57   18.57         27,292        506,883     0.07    0.70    0.70   (17.73)  (17.73)
 2001                      22.58   22.58             95          2,155     ----    0.70    0.70     2.94     2.94

 Growth IC
 2003                      46.11   54.06        728,966     38,614,974     0.27    0.70    1.20    31.26    31.92
 2002                      34.74   43.52        759,337     30,704,986     0.26    0.70    1.20   (30.94)  (30.59)
 2001                      50.11   62.70        820,789     48,197,582     0.08    0.70    1.20   (18.64)  (18.22)

 Growth SC
 2003                      35.79   35.79         14,141        503,065     0.17    0.90    0.90    31.59    31.59
 2002                      23.34   27.20         11,674        317,524     0.13    0.90    0.90   (31.88)  (30.83)
 2001                      33.22   39.32          8,825        346,256     ----    0.90    0.90   (18.47)  (18.47)

 Growth SC2
 2003                      30.35   30.35         41,808      1,268,968     0.07    0.70    0.70    31.62    31.62
 2002                      23.06   23.06         14,305        329,893     0.01    0.70    0.70   (30.78)  (30.78)
 2001                      33.32   33.32             87          2,896     ----    0.70    0.70     1.92     1.92

 High Income IC
 2003                      12.06   26.96        435,530      7,574,446     5.20    0.70    1.20    25.75    26.38
 2002                       9.48   21.44        574,303      8,393,816     8.01    0.70    1.20     2.20     2.72
 2001                       9.24   20.97        502,467      7,174,769    13.20    0.70    1.20   (12.79)  (12.35)

 High Income SC
 2003                       9.77    9.77        162,685      1,354,567     6.96    0.90    0.90    25.84    25.84
 2002                       6.52    7.76        162,033      1,066,280     1.58    0.90    0.90     2.69     2.69
 2001                       6.35    7.56          6,977         52,276     0.76    0.90    0.90   (12.69)  (12.69)

 High Income SC2
 2003                       8.21    8.21        140,230      1,150,962     1.86    0.70    0.70    25.88    25.88
 2002                       6.52    6.52         64,905        423,212     0.44    0.70    0.70     2.58     2.58
 2001                       6.36    6.36            545          3,465     ----    0.70    0.70    (0.06)   (0.06)


                                     FS-42

 5.  UNIT VALUES, continued

                                        At December 31                      For the Periods Ended December 31
                        ---------------------------------------------- ---------------------------------------------
                                                                          Inv.
                              Unit                        Net Assets     Income      Expense           Total
                            Value ($)         Units          ($)        Ratio %      Ratio %          Return %
                        ------------------ ------------- ------------- --------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
 Fidelity, continued:
 Overseas IC
 2003                      21.43   22.72        552,139     12,696,724     0.82    0.70    1.20    41.65    42.37
 2002                      14.96   17.26        569,023      9,237,276     0.80    0.70    1.20   (21.23)  (20.99)
 2001                      18.92   21.80        594,496     12,241,284     5.96    0.70    1.20   (22.12)  (21.72)

 Overseas SC
 2003                      19.16   19.16          9,944        168,223     0.67    0.90    0.90    41.92    41.92
 2002                      10.87   13.50          7,589         93,671     0.81    0.90    0.90   (21.05)  (21.05)
 2001                      13.77   17.10          6,536        107,989     5.22    0.90    0.90   (21.99)  (21.98)

 Overseas SC2
 2003                      15.48   15.48         29,615        458,452     0.31    0.70    0.70    42.04    42.04
 2002                      10.90   10.90          9,277        101,104     0.07    0.70    0.70   (21.01)  (21.01)
 2001                      13.80   13.80             24            324     ----    0.70    0.70     0.49     0.49

 Asset Mgr. IC
 2003                      21.76   28.15        816,484     23,651,728     3.60    0.70    1.20    16.57    17.15
 2002                      18.46   25.96        875,341     21,679,653     4.07    0.70    1.20    (9.81)   (9.36)
 2001                      20.39   28.71        949,603     26,084,073     4.32    0.70    1.20    (5.23)   (4.76)

 Asset Mgr. SC
 2003                      17.69   17.69         21,433        354,985     2.59    0.90    0.90    16.85    16.85
 2002                      12.98   15.14         12,289        175,339     3.41    0.90    0.90    (9.66)   (9.66)
 2001                      14.37   16.76          7,099        116,776     3.84    0.90    0.90    (5.10)   (5.05)

 Asset Mgr. SC2
 2003                      15.15   15.15         12,579        190,552     2.42    0.70    0.70    16.84    16.84
 2002                      12.96   12.96          5,015         65,016     1.26    0.70    0.70    (9.66)   (9.66)
 2001                      14.35   14.35            716         10,276     ----    0.70    0.70     0.07     0.07

 Inv. Bond IC
 2003                      18.06   22.60        717,105     13,500,607     4.02    0.70    1.20     3.95     4.47
 2002                      14.03   22.45        825,358     15,000,189     4.10    0.70    1.20     9.03     9.57
 2001                      12.83   20.53        952,845     14,226,831     2.25    0.70    1.20     7.16     7.70

 Inv. Bond SC2
 2003                     14.59    14.59        118,178      1,724,505     3.40    0.70    0.70     4.21     4.21
 2002                     14.00    14.00         79,604      1,114,633     0.28    0.70    0.70     9.33     9.33
 2001                     12.81    12.81          1,440         18,430     ----    0.70    0.70    (1.94)   (1.94)

 Contrafund IC
 2003                     28.86    29.27        720,184     21,245,878     0.46    0.70    1.20    26.93    27.57
 2002                     22.74    23.62        730,081     16,918,567     0.83    0.70    1.20   (10.43)   (9.97)
 2001                     25.36    26.29        758,024     19,550,919     0.80    0.70    1.20   (13.29)  (12.85)

                                     FS-43

 5.  UNIT VALUES, continued
                                        At December 31                      For the Periods Ended December 31
                        ---------------------------------------------- ---------------------------------------------
                                                                         Inv.
                              Unit                        Net Assets    Income       Expense           Total
                            Value ($)         Units          ($)        Ratio %      Ratio %          Return %
                        ------------------ ------------- ------------- --------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
 Fidelity, continued:
 Contrafund SC
 2003                     26.67    26.67         19,339        507,346    0.32     0.90    0.90    27.21    27.21
 2002                     17.86    20.96         15,372        318,567    0.68     0.90    0.90   (10.23)  (10.23)
 2001                     19.90    23.35         12,178        279,891    0.56     0.90    0.90   (13.28)  (13.15)

 Contrafund SC2
 2003                     22.82    22.82         46,530      1,061,949    0.19     0.70    0.70    27.30    27.30
 2002                     17.93    17.93         17,020        305,126    0.16     0.70    0.70   (10.23)  (10.23)
 2001                     19.97    19.97            880         17,578    ----     0.70    0.70     2.10     2.10

 Asset Mgr. Gr. IC
 2003                     17.80    17.83        176,293      3,264,737    2.96     0.70    1.20    21.86    22.48
 2002                     14.47    16.07        191,182      2,899,088    2.94     0.70    1.20   (16.54)  (16.11)
 2001                     17.27    19.20        200,826      3,632,184    3.04     0.70    1.20    (8.50)   (8.03)

 Asset Mgr. Gr. SC
 2003                     14.84    14.84          3,471         51,518    0.63     0.90    0.90    22.05    22.05
 2002                     10.39    12.16            670          8,022    2.86     0.90    0.90   (16.29)  (16.28)
 2001                     12.42    14.53          1,100         15,768    1.46     0.90    0.90    (8.68)   (8.33)

 Asset Mgr. Gr. SC2
 2003                     12.69    12.69          3,285         41,697    1.20     0.70    0.70    22.17    22.17
 2002                     10.39    10.39            857          8,904    0.68     0.70    0.70   (16.41)  (16.41)
 2001                     12.43    12.43             53            659    ----     0.70    0.70     1.06     1.06

 MidCap IC
 2003                     24.04    24.04            945         22,708    0.00     0.70    0.70    49.01    49.01
 2002                      ----     ----           ----           ----    ----     ----    ----     ----     ----
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 Alger:
 Balanced
 2003                     17.36    28.28        358,652      7,126,524    2.11     0.70    1.20    17.61    18.20
 2002                     11.38    24.57        338,981      5,860,516    1.69     0.70    1.20   (13.34)  (12.90)
 2001                     13.07    28.26        341,289      7,012,798    1.46     0.70    1.20    (3.10)   (0.40)

 Leveraged
 2003                     33.70    34.89       367,977      12,469,254    ----     0.70    1.20    33.12    33.79
 2002                     20.72    26.08       359,101       9,188,374    0.01     0.70    1.20   (34.70)  (34.37)
 2001                     31.57    39.74       438,930      17,275,718    ----     0.70    1.20   (16.94)    4.16

 MFS:
 Strategic Inc.
 2003                     13.21    13.46       128,257       1,719,092    6.25     0.70    1.20     9.07     9.61
 2002                     10.53    13.56       162,837       2,064,592    2.55     0.70    1.20     7.11     7.65
 2001                     10.09    12.62        57,066         673,929    3.43     0.70    1.20     0.46     4.02

                                     FS-44

 5.  UNIT VALUES, continued

                                        At December 31                      For the Periods Ended December 31
                        ---------------------------------------------- ---------------------------------------------
                                                                         Inv.
                              Unit                        Net Assets    Income       Expense           Total
                            Value ($)         Units          ($)        Ratio %      Ratio %          Return %
                        ------------------ -------------- ------------ --------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
 MFS, continued:
 Utilities
 2003                     22.55    23.51        311,169      7,002,420    2.31     0.70    1.20    34.28    34.95
 2002                     12.22    18.96        294,150      4,987,970    2.67     0.70    1.20   (23.68)  (23.29)
 2001                     15.94    24.77        312,494      6,990,658    3.25     0.70    1.20   (25.12)   (1.81)

 New Discovery
 2003                     14.25    14.54        306,161      4,408,953    ----     0.70    1.20    32.12    32.79
 2002                     10.36    10.95        281,693      3,063,548    ----     0.70    1.20   (32.45)  (32.11)
 2001                     15.25    16.13        281,965      4,532,447    ----     0.70    1.20    (6.16)   13.33

 Morgan Stanley:
 Emerging Markets
 2003                     10.40    10.78        339,441      3,601,045    ----     0.70    1.20    47.88    48.62
 2002                      6.00     7.26        315,300      2,254,779    ----     0.70    1.20    (9.99)   (9.54)
 2001                      6.63     8.02        293,594      2,334,676    ----     0.70    1.20    (7.61)    2.94

 Global Value
 2003                     14.54    15.01        315,671      4,598,541    ----     0.70    1.20    27.42    28.06
 2002                     10.03    11.72        296,704      3,408,061    1.25     0.70    1.20   (17.85)  (17.44)
 2001                     12.19    14.20        246,734      3,476,134    1.09     0.70    1.20    (8.15)    2.12

 Intl. Magnum
 2003                     10.12    10.49        170,088      1,756,481    0.13     0.70    1.20    25.89    26.53
 2002                      7.78     8.29        156,472      1,282,662    0.98     0.70    1.20   (17.80)  (17.39)
 2001                      9.44    10.04        164,340      1,633,829    0.48     0.70    1.20   (20.26)    1.25

 U.S. Real Estate
 2003                     18.57    19.14        261,839      4,880,685    ----     0.70    1.20    35.88    36.56
 2002                     11.33    14.01        221,999      3,055,071    3.18     0.70    1.20   (10.01)   (1.47)
 2001                     12.08    14.22        145,417      2,051,449    4.21     0.70    1.20     4.67     9.08

 Ameritas:
 Core Strat.
 2003                     15.66    16.26      1,111,808     18,064,100    ----     0.70    1.20     4.19     4.28
 2002                      ----     ----           ----           ----    ----     ----    ----     ----     ----
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 Growth
 2003                     55.17    57.09        439,207     24,556,391    ----     0.70    1.20    33.88    34.56
 2002                     31.31    43.83        434,923     18,294,021    ----     0.70    1.20   (34.07)  (33.73)
 2001                     47.34    66.28        460,660     29,527,532    0.04     0.70    1.20   (13.17)    0.65

 Income and Growth
 2003                     16.13    40.12        477,825      9,874,356    0.58     0.70    1.20    28.48    29.13
 2002                      9.12    32.06        476,291      8,065,440    0.37     0.70    1.20   (31.06)  (30.46)
 2001                     14.08    46.52        462,327     12,013,598    0.49     0.70    1.20   (16.40)    0.25


                                     FS-45



 5.  UNIT VALUES, continued

                                        At December 31                      For the Periods Ended December 31
                        ---------------------------------------------- ----------------------------------------------
                                                                         Inv.
                              Unit                        Net Assets    Income       Expense           Total
                            Value ($)         Units          ($)        Ratio %      Ratio %          Return %
                        ------------------ ------------- ------------- --------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
 Ameritas, continued:
 Index 500
 2003                    131.48   133.21        197,568     26,558,933    1.51     0.70    1.20    26.71    27.35
 2002                    100.25   110.24        190,093     20,142,206    1.37     0.70    1.20   (23.22)  (22.83)
 2001                    130.06   143.15        193,990     26,769,623    1.44     0.70    1.20   (13.46)    2.67

 MidCap
 2003                     41.60    43.27        479,117     20,097,347    ----     0.70    1.20    45.54    46.27
 2002                     22.26    29.58        465,270     13,496,557    ----     0.70    1.20   (30.74)  (30.39)
 2001                     31.98    42.50        498,157     20,928,194    ----     0.70    1.20    (8.47)    7.91

 Money Market
 2003                      1.25     1.92     21,185,349     27,781,499    0.99     0.70    1.20    (0.20)    0.30
 2002                      1.01     1.92     18,723,129     25,078,353    1.60     0.70    1.20     0.39     0.89
 2001                      1.00     1.91     16,460,335     22,505,087    3.85     0.70    1.20     0.24     3.21

 Small Cap
 2003                     34.72    34.97        454,236     15,931,447    ----     0.70    1.20    37.21    37.90
 2002                     18.70    26.07        439,473     11,288,360    ----     0.70    1.20   (36.01)  (35.69)
 2001                     29.14    40.63        440,182     17,683,260    ----     0.70    1.20   (28.14)    8.82

 Small Co. Equity
 2003                     24.43    24.53        159,238      3,902,250    ----     0.70    0.90    34.70    34.97
 2002                     17.79    18.26        133,919      2,432,405    ----     0.70    0.90   (18.20)   (7.95)
 2001                     19.69    19.84         71,482      1,411,217    ----     0.70    0.90     7.55    32.07

 Select
 2003                     19.35    19.42        287,271      5,572,933    0.19     0.70    0.90    28.07    28.33
 2002                     15.07    15.21        235,537      3,562,324    0.04     0.70    0.90   (14.80)  (14.63)
 2001                     17.68    17.82        128,850      2,283,915    ----     0.70    0.90     3.28    15.51

 Calvert:
 Balanced
 2003                      1.89     2.00        451,922        891,240    2.17     0.70    1.20    17.90    18.49
 2002                      1.50     1.69        345,358        578,000    3.20     0.70    1.20   (13.20)  (12.76)
 2001                      1.76     1.94        250,679        482,954    8.18     0.70    1.20    (8.05)    0.02

 Intl. Equity
 2003                     15.88    17.44         38,425        646,218    3.28     0.70    1.20    30.06    30.77
 2002                     10.92    13.34         21,288        275,421    ----     0.70    1.20   (15.97)  (15.54)
 2001                     12.84    15.79          9,451        148,743    0.16     0.70    1.20   (25.64)    1.08

 Mid Cap
 2003                     26.67    27.15         42,525      1,139,608    ----     0.70    1.20    30.11    30.76
 2002                     18.31    20.76         36,828        757,541    ----     0.70    1.20   (29.09)  (28.72)
 2001                     25.51    29.13         31,428        913,102    ----     0.70    1.20   (13.22)    2.16


                                     FS-46


 5.  UNIT VALUES, continued

                                       At December 31                       For the Periods Ended December 31
                       ----------------------------------------------- ---------------------------------------------
                                                                         Inv.
                              Unit                        Net Assets    Income       Expense           Total
                           Value ($)          Units          ($)        Ratio %      Ratio %          Return %
                       ------------------- -------------- ------------ --------- --------------- -------------------
                          Min      Max                                             Min     Max      Min      Max
 Calvert, continued:
 Small Cap
 2003                     16.22    16.51         92,614      1,516,278    1.57     0.70    1.20    37.91    38.60
 2002                     11.03    11.91         87,631      1,038,472    1.41     0.70    1.20   (23.47)  (23.08)
 2001                     14.80    15.48         54,762        846,300    ----     0.70    1.20     8.37    15.34

 Equity
 2003                     15.59    15.66         13,625        213,149    0.02     0.70    0.90    21.08    21.33
 2002                     12.87    12.95          3,879         50,006    ----     0.70    1.20   (14.17)   (1.10)
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 Income
 2003                     17.76    17.82         52,218        929,235    4.80     0.70    0.90    11.70    11.92
 2002                     15.46    15.92         14,739        234,476    2.68     0.70    1.20     3.98     6.58
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 American Century:
 Income & Growth
 2003                      6.58     6.66        487,915      3,233,000    1.10     0.70    0.90    28.19    28.45
 2002                      5.12     5.18        325,359      1,679,953    0.82     0.70    0.90   (20.09)  (18.71)
 2001                      6.41     6.47        149,390        964,288    0.15     0.70    0.90   (11.43)    3.25

 Value
 2003                      7.76     7.76          3,046         23,632    ----     0.70    0.70    31.73    31.73
 2002                      ----     ----           ----           ----    ----     ----    ----     ----     ----
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 Invesco:
 Dynamics
 2003                     11.49    11.61         86,240      1,010,450    ----     0.70    0.90    36.59    36.86
 2002                      8.41     8.88         78,016        667,672    ----     0.70    0.90   (32.51)  (30.14)
 2001                     12.47    13.14         47,481        600,477    ----     0.70    0.90   (28.17)    4.41

 Salomon:
 All Cap
 2003                     15.65    15.71        145,905      2,282,992    0.31     0.70    0.90    37.79    38.07
 2002                     11.26    11.38         91,942      1,043,296    0.53     0.70    0.90   (25.73)  (25.58)
 2001                     15.16    15.30         42,559        650,291    1.43     0.70    0.90    (6.76)   10.13

 Summit:
 S&P MidCap
 2003                     10.45    13.18        222,312      2,589,415    0.45     0.70    0.90    33.53    33.80
 2002                      7.81    39.29        133,158      1,163,763    0.39     0.70    0.90   (15.90)  (15.73)
 2001                      9.29    11.69         49,870        532,196    0.04     0.70    0.90    (7.30)    2.48


                                     FS-47

 5.  UNIT VALUES, continued

                                       At December 31                       For the Periods Ended December 31
                       ----------------------------------------------- ---------------------------------------------
                                                                         Inv.
                              Unit                        Net Assets    Income       Expense           Total
                           Value ($)          Units          ($)        Ratio %      Ratio %          Return %
                       ------------------- ------------- ------------- --------- ---------------- ------------------
                          Min      Max                                             Min     Max      Min      Max
 Summit, continued:
 Russell Small Cap
 2003                     10.89    11.48        194,636      2,189,448    0.44     0.70    0.90    44.91    45.20
 2002                      7.51    37.52         81,117        622,415    0.15     0.70    0.90   (21.76)  (21.60)
 2001                      9.60    10.08         28,678        283,113    0.90     0.70    0.90    (5.87)    3.07

 Nasdaq-100 Index
 2003                      4.04     4.06        514,434      2,108,219    ----     0.70    0.90    47.30    47.60
 2002                      2.74    13.94        249,252        685,132    ----     0.70    0.90   (38.06)  (37.93)
 2001                      4.43     4.46        221,670        981,692    ----     0.70    0.90   (41.47)   (4.13)

 EAFE Intl.
 2003                     64.18    64.18            576         36,953    ----     0.70    0.70    22.23    22.23
 2002                      ----     ----           ----           ----    ----     ----    ----     ----     ----
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----

 Third Avenue:
 Value
 2003                     21.48    21.55        416,764      8,955,645    0.20     0.70    0.90    41.25    41.54
 2002                     15.16    15.22        285,972      4,346,908    0.21     0.70    0.90   (11.52)  (11.34)
 2001                     17.11    17.19        153,406      2,633,740    0.11     0.70    0.90     4.17    15.87

 Dreyfus:
 MidCap
 2003                     15.68    15.71         40,978        643,168    0.28     0.70    0.90    30.30    30.57
 2002                     12.02    12.03          3,036         36,515    0.23     0.70    0.90    (2.27)   (1.04)
 2001                      ----     ----           ----           ----    ----     ----    ----     ----     ----


6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding were as follows:

                                             2003                      2002
                                      ------------------      ------------------
    Fidelity:
    Equity-Income IC
    Units issued                               291,922                 563,463
    Units redeemed                            (328,035)               (592,418)
                                      ------------------      ------------------
    Net increase (decrease)                    (36,113)                (28,955)
                                      ==================      ==================

    Equity-Income SC
    Units issued                                14,714                   8,693
    Units redeemed                              (8,469)                 (6,034)
                                      ------------------      ------------------
    Net increase (decrease)                      6,245                   2,659
                                      ==================      ==================

    Equity-Income SC2
    Units issued                                70,223                  42,143
    Units redeemed                             (31,502)                (14,946)
                                      ------------------      ------------------
    Net increase (decrease)                     38,721                  27,197
                                      ==================      ==================

                                         2003                      2002
                                  --------------------      --------------------
    Fidelity, continued:
    Growth IC
    Units issued                             274,333                   329,988
    Units redeemed                          (304,704)                 (391,440)
                                  --------------------      --------------------
    Net increase (decrease)                  (30,371)                  (61,452)
                                  ====================      ====================

    Growth SC
    Units issued                              10,840                     9,119
    Units redeemed                            (8,373)                   (6,270)
                                  --------------------      --------------------
    Net increase (decrease)                    2,467                     2,849
                                  ====================      ====================

    Growth SC2
    Units issued                              46,093                    18,309
    Units redeemed                           (18,590)                   (4,091)
                                  --------------------      --------------------
    Net increase (decrease)                   27,503                    14,218
                                  ====================      ====================

    High Income IC
    Units issued                             966,764                 1,595,024
    Units redeemed                        (1,105,537)               (1,523,188)
                                  --------------------      --------------------
    Net increase (decrease)                 (138,773)                   71,836
                                  ====================      ====================

    High Income SC
    Units issued                              25,619                   161,204
    Units redeemed                           (24,967)                   (6,148)
                                  --------------------      --------------------
    Net increase (decrease)                      652                   155,056
                                  ====================      ====================

    High Income SC2
    Units issued                             323,588                    68,166
    Units redeemed                          (248,263)                   (3,806)
                                  --------------------      --------------------
     Net increase (decrease)                   75,325                    64,360
                                  ====================      ====================

    Overseas IC
    Units issued                             242,208                   314,620
    Units redeemed                          (259,092)                 (340,093)
                                  --------------------      --------------------
    Net increase (decrease)                  (16,884)                  (25,473)
                                  ====================      ====================

    Overseas SC
    Units issued                               8,394                     7,492
    Units redeemed                            (6,039)                   (6,439)
                                  --------------------      --------------------
    Net increase (decrease)                    2,355                     1,053
                                  ====================      ====================

    Overseas SC2
    Units issued                              36,461                    12,535
    Units redeemed                           (16,123)                   (3,282)
                                  --------------------      --------------------
    Net increase (decrease)                   20,338                     9,253
                                  ====================      ====================

                                         2003                      2002
                                  --------------------      --------------------
    Fidelity, continued:
    Asset Mgr. IC
    Units issued                             176,852                   214,505
    Units redeemed                          (235,709)                 (288,767)
                                  --------------------      --------------------
    Net increase (decrease)                  (58,857)                  (74,262)
                                  ====================      ====================

    Asset Mgr. SC
    Units issued                              17,898                     9,879
    Units redeemed                            (8,754)                   (4,689)
                                  --------------------      --------------------
    Net increase (decrease)                    9,144                     5,190
                                  ====================      ====================

    Asset Mgr. SC2
    Units issued                               9,781                     4,929
    Units redeemed                            (2,217)                     (630)
                                  --------------------      --------------------
    Net increase (decrease)                    7,564                     4,299
                                  ====================      ====================

    Inv. Bond IC
    Units issued                             495,796                 1,094,190
    Units redeemed                          (604,049)               (1,221,677)
                                  --------------------      --------------------
    Net increase (decrease)                 (108,253)                 (127,487)
                                  ====================      ====================

    Inv. Bond SC2
    Units issued                             135,108                    96,500
    Units redeemed                           (96,534)                  (18,336)
                                  --------------------      --------------------
    Net increase (decrease)                   38,574                    78,164
                                  ====================      ====================

    Contrafund IC
    Units issued                             370,375                   388,772
    Units redeemed                          (380,272)                 (416,715)
                                  --------------------      --------------------
    Net increase (decrease)                   (9,897)                  (27,943)
                                  ====================      ====================

    Contrafund SC
    Units issued                              10,008                     8,223
    Units redeemed                            (6,041)                   (5,029)
                                  --------------------      --------------------
    Net increase (decrease)                    3,967                     3,194
                                  ====================      ====================

    Contrafund SC2
    Units issued                              44,831                    19,837
    Units redeemed                           (15,321)                   (3,697)
                                  --------------------      --------------------
    Net increase (decrease)                   29,510                    16,140
                                  ====================      ====================

    Asset Mgr. Gr. IC
    Units issued                              72,177                   110,444
    Units redeemed                           (87,066)                 (120,088)
                                  --------------------      --------------------
    Net increase (decrease)                  (14,889)                   (9,644)
                                  ====================      ====================

                                          2003                      2002
                                  --------------------      --------------------
    Fidelity, continued:
    Asset Mgr. Gr. SC
    Units issued                               3,848                     1,858
    Units redeemed                            (1,047)                   (2,288)
                                  --------------------      --------------------
    Net increase (decrease)                    2,801                      (430)
                                  ====================      ====================

    Asset Mgr. Gr. SC2
    Units issued                               3,505                     1,023
    Units redeemed                            (1,077)                     (219)
                                  --------------------      --------------------
    Net increase (decrease)                    2,428                       804
                                  ====================      ====================

    MidCap IC
    Units issued                               1,120                      ----
    Units redeemed                              (175)                     ----
                                  --------------------      --------------------
    Net increase (decrease)                      945                      ----
                                  ====================      ====================

    Alger:
    Balanced
    Units issued                             181,110                   220,355
    Units redeemed                          (161,439)                 (222,663)
                                  --------------------      --------------------
    Net increase (decrease)                   19,671                    (2,308)
                                  ====================      ====================

    Leveraged
    Units issued                             251,016                   254,153
    Units redeemed                          (242,140)                 (333,982)
                                  --------------------      --------------------
    Net increase (decrease)                    8,876                   (79,829)
                                  ====================      ====================

    MFS:
    Strategic Inc.
    Units issued                             190,220                   221,488
    Units redeemed                          (224,800)                 (115,717)
                                  --------------------      --------------------
    Net increase (decrease)                  (34,580)                  105,771
                                  ====================      ====================

    Utilities
    Units issued                             215,569                   225,023
    Units redeemed                          (198,550)                 (243,367)
                                  --------------------      --------------------
    Net increase (decrease)                   17,019                   (18,344)
                                  ====================      ====================

    New Discovery
    Units issued                             238,796                   292,086
    Units redeemed                          (214,328)                 (292,358)
                                  --------------------      --------------------
    Net increase (decrease)                   24,468                      (272)
                                  ====================      ====================

    Morgan Stanley:
    Emerging Markets
    Units issued                             417,972                   987,388
    Units redeemed                          (393,831)                 (965,682)
                                  --------------------      --------------------
    Net increase (decrease)                   24,141                    21,706
                                  ====================      ====================

                                         2003                      2002
                                  --------------------      --------------------
    Morgan Stanley, continued:
    Global Value
    Units issued                             249,232                   228,880
    Units redeemed                          (230,265)                 (178,910)
                                  --------------------      --------------------
    Net increase (decrease)                   18,967                    49,970
                                  ====================      ====================

    Intl. Magnum
    Units issued                             188,724                   169,642
    Units redeemed                          (175,108)                 (177,510)
                                  --------------------      --------------------
    Net increase (decrease)                   13,616                    (7,868)
                                  ====================      ====================

    U.S. Real Estate
    Units issued                             214,927                   372,286
    Units redeemed                          (175,087)                 (295,704)
                                  --------------------      --------------------
    Net increase (decrease)                   39,840                    76,582
                                  ====================      ====================

    Ameritas:
    Core Strat.
    Units issued                           1,200,196                      ----
    Units redeemed                           (88,388)                     ----
                                  --------------------      --------------------
    Net increase (decrease)                1,111,808                      ----
                                  ====================      ====================

    Emerging Growth
    Units issued                             412,884                   725,922
    Units redeemed                        (1,067,490)                 (787,921)
                                  --------------------      --------------------
    Net increase (decrease)                 (654,606)                  (61,999)
                                  ====================      ====================

    Growth
    Units issued                             200,257                   232,401
    Units redeemed                          (195,973)                 (258,138)
                                  --------------------      --------------------
    Net increase (decrease)                    4,284                   (25,737)
                                  ====================      ====================

    Growth with Income
    Units issued                             136,245                   172,866
    Units redeemed                          (357,380)                 (186,994)
                                  --------------------      --------------------
    Net increase (decrease)                 (221,135)                  (14,128)
                                  ====================      ====================

    Income and Growth
    Units issued                             251,725                   313,096
    Units redeemed                          (250,191)                 (299,132)
                                  --------------------      --------------------
    Net increase (decrease)                    1,534                    13,964
                                  ====================      ====================

    Index 500
    Units issued                             113,262                   125,236
    Units redeemed                          (105,787)                 (129,133)
                                  --------------------      --------------------
    Net increase (decrease)                    7,475                    (3,897)
                                  ====================      ====================

                                         2003                      2002
                                  --------------------      --------------------
    Ameritas, continued:
    MidCap
    Units issued                             234,653                   301,741
    Units redeemed                          (220,806)                 (334,628)
                                  --------------------      --------------------
    Net increase (decrease)                   13,847                   (32,887)
                                  ====================      ====================

    Money Market
    Units issued                          46,930,984                62,950,599
    Units redeemed                       (44,468,764)              (60,687,805)
                                  --------------------      --------------------
    Net increase (decrease)                2,462,220                 2,262,794
                                  ====================      ====================

    Research
    Units issued                             162,775                   205,639
    Units redeemed                          (402,189)                 (211,191)
                                  --------------------      --------------------
    Net increase (decrease)                 (239,414)                   (5,552)
                                  ====================      ====================

    Small Cap
    Units issued                             239,399                   324,806
    Units redeemed                          (224,636)                 (325,515)
                                  --------------------      --------------------
    Net increase (decrease)                   14,763                      (709)
                                  ====================      ====================

    Small Co. Equity
    Units issued                             145,041                   276,463
    Units redeemed                          (119,722)                 (214,026)
                                  --------------------      --------------------
    Net increase (decrease)                   25,319                    62,437
                                  ====================      ====================

    Select
    Units issued                             290,265                   295,951
    Units redeemed                          (238,531)                 (189,264)
                                  --------------------      --------------------
    Net increase (decrease)                   51,734                   106,687
                                  ====================      ====================

    Calvert:
    Balanced
    Units issued                             540,456                   381,401
    Units redeemed                          (433,892)                 (286,722)
                                  --------------------      --------------------
    Net increase (decrease)                  106,564                    94,679
                                  ====================      ====================

    Intl. Equity
    Units issued                              36,477                    20,450
    Units redeemed                           (19,340)                   (8,613)
                                  --------------------      --------------------
    Net increase (decrease)                   17,137                    11,837
                                  ====================      ====================

    Mid Cap
    Units issued                              33,633                    60,218
    Units redeemed                           (27,936)                  (54,818)
                                  --------------------      --------------------
    Net increase (decrease)                    5,697                     5,400
                                  ====================      ====================

                                         2003                      2002
                                  --------------------      --------------------
    Calvert, continued:
    Small Cap
    Units issued                              85,737                   154,771
    Units redeemed                           (80,754)                 (121,902)
                                  --------------------      --------------------
    Net increase (decrease)                    4,983                    32,869
                                  ====================      ====================

    Equity
    Units issued                              15,217                     4,543
    Units redeemed                            (5,471)                     (664)
                                  --------------------      --------------------
    Net increase (decrease)                    9,746                     3,879
                                  ====================      ====================

    Income
    Units issued                              90,692                    20,634
    Units redeemed                           (53,213)                   (5,895)
                                  --------------------      --------------------
    Net increase (decrease)                   37,479                    14,739
                                  ====================      ====================

    American Century:
    Income & Growth
    Units issued                             504,285                   387,679
    Units redeemed                          (341,729)                 (211,710)
                                  --------------------      --------------------
    Net increase (decrease)                  162,556                   175,969
                                  ====================      ====================

    Value
    Units issued                               3,269                      ----
    Units redeemed                              (223)                     ----
                                  --------------------      --------------------
    Net increase (decrease)                    3,046                      ----
                                  ====================      ====================

    Invesco:
    Dynamics
    Units issued                             132,864                   124,158
    Units redeemed                          (124,640)                  (93,623)
                                  --------------------      --------------------
    Net increase (decrease)                    8,224                    30,535
                                  ====================      ====================

    Salomon:
    All Cap
    Units issued                             132,294                   108,850
    Units redeemed                           (78,331)                  (59,467)
                                  --------------------      --------------------
    Net increase (decrease)                   53,963                    49,383
                                  ====================      ====================

    Summit:
    S&P MidCap
    Units issued                             277,432                   242,081
    Units redeemed                          (188,278)                 (158,793)
                                  --------------------      --------------------
    Net increase (decrease)                   89,154                    83,288
                                  ====================      ====================

    Russell Small Cap
    Units issued                             269,868                   118,344
    Units redeemed                          (156,349)                  (65,905)
                                  --------------------      --------------------
    Net increase (decrease)                  113,519                    52,439
                                  ====================      ====================

                                         2003                      2002
                                  --------------------      --------------------
    Summit, continued:
    Nasdaq-100 Index
    Units issued                           1,253,451                   811,742
    Units redeemed                          (988,269)                 (784,160)
                                  --------------------      --------------------
    Net increase (decrease)                  265,182                    27,582
                                  ====================      ====================

    EAFE Intl.
    Units issued                                 635                      ----
    Units redeemed                               (59)                     ----
                                  --------------------      --------------------
    Net increase (decrease)                      576                      ----
                                  ====================      ====================

    Third Avenue:
    Value
    Units issued                             419,792                   389,231
    Units redeemed                          (289,000)                 (256,665)
                                  --------------------      --------------------
    Net increase (decrease)                  130,792                   132,566
                                  ====================      ====================

    Dreyfus:
    MidCap
    Units issued                              80,079                     3,133
    Units redeemed                           (42,137)                      (97)
                                  --------------------      --------------------
    Net increase (decrease)                   37,942                     3,036
                                  ====================      ====================

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2003 and 2002, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 24, 2004

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
                                    ASSETS
Investments:
    Fixed maturity securities available for sale (amortized cost
       $411,229 - 2003 and $324,562 - 2002)                                    $       422,813    $       337,395
    Equity securities (amortized cost
       $1,782 - 2003 and $1,022 - 2002)                                                  1,848              1,008
    Mortgage loans on real estate                                                       11,927              9,241
    Loans on insurance policies                                                         33,851             33,600
                                                                              ------------------ -------------------
                             Total Investments                                         470,439            381,244
                                                                              ------------------ -------------------

Cash and cash equivalents                                                               39,385             68,892
Accrued investment income                                                                6,085              5,266
Reinsurance receivable-affiliate                                                           117                311
Reinsurance recoverable                                                                  1,502                803
Prepaid reinsurance premiums                                                             5,134              6,041
Deferred policy acquisition costs                                                      189,453            180,326
Current federal income tax receivable                                                        -              4,476
Other                                                                                    1,178              1,456
Separate accounts                                                                    1,862,977          1,549,281
                                                                              ------------------ -------------------
                             Total Assets                                      $     2,576,270    $     2,198,096
                                                                              ================== ===================




The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
Policy and contract reserves                                                   $         5,668    $         9,265
Policy and contract claims                                                               2,459                924
Accumulated contract values                                                            501,154            461,399
Unearned policy charges                                                                  6,754              5,427
Unearned reinsurance ceded allowance                                                     4,774              5,312
Current federal income tax payable                                                       2,970                  -
Deferred income tax payable                                                             17,756             16,176
Accounts payable - affiliates                                                            7,477              3,949
Other                                                                                    7,081              5,046
Separate accounts                                                                    1,862,977          1,549,281
                                                                              ------------------ -------------------
                           Total Liabilities                                         2,419,070          2,056,779
                                                                              ------------------ -------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
Common stock, par value $100 per share; authorized
  50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                              89,904             89,904
Retained earnings                                                                       62,048             46,215
Accumulated other comprehensive income                                                   1,248              1,198
                                                                              ------------------ -------------------
                           Total Stockholder's Equity                                  157,200            141,317
                                                                              ------------------ -------------------

                           Total Liabilities and Stockholder's Equity          $     2,576,270    $     2,198,096
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2003               2002                2001
                                                          ------------------- ------------------ -------------------
INCOME:
Insurance revenues:
    Contract charges                                       $       69,799      $       69,072     $       62,172
    Premium-reinsurance ceded                                     (15,289)            (13,166)           (11,489)
    Reinsurance ceded allowance                                     4,815               4,753              4,519

Investment revenues:
    Net investment income                                          22,835              18,305             13,550
    Net realized gains (losses)                                       694                (475)               230

    Other                                                           1,900               2,027              3,246
                                                          ------------------- ------------------ -------------------

                                                                   84,754              80,516             72,228
                                                          ------------------- ------------------ -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                  5,074               5,522              3,088
    Interest credited                                              18,894              17,771             13,272
    Change in policy and contract reserves                         (3,597)              3,781              1,601
    Other                                                             172                 196                153
  Sales and operating expenses                                     23,534              25,706             26,808
  Amortization of deferred policy acquisition costs                19,165              31,963             21,734
                                                          ------------------- ------------------ -------------------

                                                                   63,242              84,939             66,656
                                                          ------------------- ------------------ -------------------

Income (loss) before income taxes                                  21,512              (4,423)             5,572

Income taxes - current                                              4,126              (3,296)            (3,793)
Income taxes - deferred                                             1,553                 480              3,493
                                                          ------------------- ------------------ -------------------

     Total income tax expense (benefit)                             5,679              (2,816)              (300)
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       15,833      $       (1,607)    $        5,872
                                                          =================== ================== ===================



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2003               2002                2001
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       15,833      $       (1,607)    $        5,872
Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities:
    Unrealized holding gains arising during period
      (net of deferred tax expense of $270, $273 and
      $385 for 2003, 2002 and 2001 respectively)                      501                 506                714
    Reclassification adjustment for (gains) losses
      included in net income (net of deferred tax
      (expense) benefit of $(243), $166 and $(80)
      for 2003, 2002 and 2001 respectively)                          (451)                309               (149)
                                                          ------------------- ------------------ -------------------
    Other comprehensive income                                         50                 815                565
                                                          ------------------- ------------------ -------------------

Comprehensive income (loss)                                $       15,883      $         (792)    $        6,437
                                                          =================== ================== ===================






The accompanying notes are an integral part of these financial statements.

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                                                 (in thousands, except shares)
                                                                                                      Accumulated
                                                                         Additional                      Other
                                                  Common Stock           Paid-in       Retained      Comprehensive
                                             Shares          Amount      Capital       Earnings       Income(loss)       Total
                                         -------------  ------------- ------------- --------------  ---------------- -------------
BALANCE, January 1, 2001                       40,000    $     4,000   $  58,370   $     41,950    $       (182)    $   104,138

  Net unrealized investment gain, net             -              -           -              -               565             565

  Net income                                      -              -           -            5,872             -             5,872
                                         -------------  ------------- ------------- --------------  ---------------- -------------

BALANCE, December 31, 2001                     40,000          4,000      58,370         47,822             383         110,575

  Net unrealized investment gain, net             -              -             -            -               815             815

  Common control transactions (Note 4)            -              -        11,534            -               -            11,534

  Capital contribution                            -              -        20,000            -               -            20,000

  Net loss                                        -              -           -           (1,607)            -            (1,607)
                                         -------------  ------------- ------------- --------------  ---------------- -------------

BALANCE, December 31, 2002                     40,000          4,000      89,904         46,215           1,198         141,317

  Net unrealized investment gain, net             -              -           -              -                50              50

  Net income                                      -              -           -           15,833             -            15,833
                                         -------------  ------------- ------------- --------------  ---------------- -------------

BALANCE, December 31, 2003                     40,000    $     4,000   $  89,904   $     62,048    $      1,248     $   157,200
                                         =============  ============= ============= ==============  ================ =============



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2003             2002              2001
                                                                ----------------- ------------------ -----------------
OPERATING ACTIVITIES:
Net income (loss)                                                $      15,833    $      (1,607)    $       5,872
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs                   19,165           31,963            21,734
    Policy acquisition costs deferred                                  (27,046)         (27,471)          (28,014)
    Interest credited to contract values                                18,894           17,771            13,272
    Amortization of discounts or premiums                                1,322              351              (130)
    Net realized (gains) losses on investment transactions                (694)             475              (230)
    Deferred income taxes                                                1,553              480             3,493
    Change in assets and liabilities:
      Accrued investment income                                           (819)          (1,582)             (614)
      Reinsurance receivable-affiliate                                     194              208             9,351
      Reinsurance recoverable                                             (699)             566             1,045
      Prepaid reinsurance premiums                                         907             (299)              442
      Current federal income tax                                         7,446           (1,248)              933
      Other assets                                                         496            1,624              (375)
      Policy and contract reserves                                      (3,597)           3,781             1,601
      Policy and contract claims                                         1,535              673            (2,580)
      Unearned policy charges                                            1,327              874               372
      Unearned reinsurance ceded allowance                                (538)            (604)             (188)
      Accounts payable-affiliates                                        3,528            2,138            (2,388)
      Other liabilities                                                  1,817              884             1,612
                                                                -----------------  -----------------  --------------
  Net cash from operating activities                                    40,624           28,977            25,208
                                                                -----------------  -----------------  --------------

INVESTING ACTIVITIES:

Purchase of fixed maturity securities available for sale              (176,411)        (167,635)          (81,138)
Issuance of mortgage loans on real estate                               (5,010)          (6,750)           (1,000)
Purchase of equity securities                                             (760)               -            (4,000)
Proceeds from maturities or repayment of fixed maturity
  securities available for sale                                         57,284           10,630            13,867
Proceeds from sales of fixed maturity securities available for
  sale                                                                  31,839           34,233            10,814
Proceeds from repayments of mortgage loans on real estate                2,317              400               181
Proceeds from the sale of equity securities                                  -            1,023             4,729
Net change in loans on insurance policies                                 (251)            (355)           (6,205)
Proceeds from Acacia National reinsurance transaction (Note 4)               -            1,702                 -
                                                                -----------------  --------------- -----------------
  Net cash from investing activities                                   (90,992)        (126,752)          (62,752)
                                                                -----------------  --------------- -----------------


The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2003             2002              2001
                                                                ---------------- ----------------- -----------------

FINANCING ACTIVITIES:
Capital contribution                                             $           -    $      20,000     $           -
Deposits credited to policyowner account balances                    1,602,818        2,725,362         2,048,237
Withdrawals from policyowner account balances                       (1,581,957)      (2,625,622)       (1,982,113)
                                                                ---------------- ----------------- -----------------
  Net cash from financing activities                                    20,861          119,740            66,124
                                                                ---------------- ----------------- -----------------

INCREASE (DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                     (29,507)          21,965            28,580

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                   68,892           46,927            18,347
                                                                ---------------- ----------------- -----------------

CASH AND CASH EQUIVALENTS AT
  END OF PERIOD                                                  $      39,385    $      68,892     $      46,927
                                                                ================ ================= =================

Supplemental cash flow information:

Cash refunded for income taxes                                   $      (3,320)   $      (2,048)    $      (4,726)


Non-Cash Transactions:
  Common control transactions (Note 4):
  Receipt and transfer of AMAL Corporation stock                 $           -    $      18,350     $           -
  Increase in paid in capital from reinsurance transactions      $           -    $       9,832     $           -




The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interests held by AmerUs Life Insurance Company (AmerUs), and starting in 2002, Acacia Life Insurance Company (Acacia Life), Acacia National Life Insurance Company (Acacia National) and Acacia Financial Corporation (AFC). ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). Acacia National and AFC are subsidiaries of Acacia Life. The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. The Company has not recognized any impairments on loans as of December 31, 2003, 2002 and 2001.

Loans on insurance policies are carried at the unpaid principal balances.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2003 and 2002, the Company had investments classified as cash equivalents of $7,585 and $10,031 respectively, in various money market mutual funds to which Calvert Asset Management Company, Inc., a subsidiary of AFC, is the advisor. These investments are recorded at their fair value based on net asset values.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to policyowners. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS, continued
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows: December 31

                                                                             December 31
                                                         -------------------------------------------------
                                                               2003            2002            2001
----------------------------------------------------------------------------------------------------------
Beginning balance                                         $     180,326   $     164,234   $     160,827
Acacia National reinsurance transaction (Note 4)                      -          29,785               -
Acquisition costs deferred                                       27,046          27,471          28,014
Amortization of deferred policy acquisition costs               (19,165)        (31,963)        (21,734)
Adjustment for unrealized investment (gain) loss                  1,246          (9,201)         (2,873)
----------------------------------------------------------------------------------------------------------
Ending balance                                            $     189,453   $     180,326   $     164,234
----------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INCOME TAXES
Effective for tax year 2002, the Company files a consolidated life/non-life federal income tax return with its parent, AMAL Corporation and other members of its affiliated group. Prior to 2002, the Company filed a separate federal income tax return. An agreement among the members of its consolidated group provides for distribution of the consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

ACCOUNTING PRONOUNCEMENTS
GUARANTEED MINIMUM DEATH BENEFITS AND SEPARATE ACCOUNTS AND IMPLEMENTATION OF STATEMENT OF POSITION 03-1
In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company continues to evaluate the impact that SOP 03-1 will have on its financial results. Based on the Company's current interpretation, it is expected that adoption of SOP 03-1 will not have a material impact on the results of operations or financial position of the Company.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:
                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                         2003            2002            2001
 -------------------------------------------------------------------------------------------------------------------
 Fixed maturity securities available for sale                       $      20,118   $      15,118   $      10,846
 Equity securities                                                             59             139             159
 Mortgage loans on real estate                                                665             389             158
 Loans on insurance policies                                                1,960           1,976           1,645
 Cash equivalents                                                             654           1,139           1,033
 -------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                23,456          18,761          13,841
 Investment expenses                                                          621             456             291
 -------------------------------------------------------------------------------------------------------------------
    Net investment income                                           $      22,835   $      18,305   $      13,550
 -------------------------------------------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

2.  INVESTMENTS, (continued)

Net pretax realized investment gains (losses) were as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls and
  writedowns, of investments
   Net gains (losses) on disposals of fixed maturity
     securities available for sale                                   $         701   $        (473)  $        (497)
   Net gains on disposal of equity securities (note 9)                           -              14             729
--------------------------------------------------------------------------------------------------------------------
                                                                               701            (459)            232
   Provision for losses on mortgage loans on real estate                        (7)            (16)             (2)
--------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains (losses)                        $         694   $        (475)  $         230
--------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities available for sale of $0, $1,489 and $1,002 for 2003, 2002 and 2001, respectively.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                             Year Ended December 31, 2003
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      31,839   $       1,984   $       1,283
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2002
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      34,233   $       2,054   $       1,038
Equity securities                                                           1,023              14               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      35,256   $       2,068   $       1,038
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2001
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      10,814   $         452   $          72
Equity securities                                                           4,729             729               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      15,543   $       1,181   $          72
--------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                             December 31, 2003
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     292,679  $      12,317  $       1,972 $     303,024
Mortgage-backed                                                 56,797            934            148        57,583
U.S. Treasury securities and obligations of
  U.S. government agencies                                      61,753            766            313        62,206
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         411,229         14,017          2,433       422,813
--------------------------------------------------------------------------------------------------------------------
Equity securities                                                1,782             66              -         1,848
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     413,011  $      14,083  $       2,433 $     424,661
--------------------------------------------------------------------------------------------------------------------

                                     FP-13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

2.  INVESTMENTS, (continued)
                                                                             December 31, 2002
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     232,191  $      12,824  $       2,476 $     242,539
Mortgage-backed                                                 36,434          1,438            514        37,358
U.S. Treasury securities and obligations of
  U.S. government agencies                                      55,937          1,561              -        57,498
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         324,562         15,823          2,990       337,395
--------------------------------------------------------------------------------------------------------------------
Equity securities                                                1,022              -             14         1,008
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     325,584  $      15,823  $       3,004 $     338,403
--------------------------------------------------------------------------------------------------------------------

An aging of unrealized losses on the Company's investments in fixed maturity securities available for sale as of December 31, 2003 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                          $    61,673 $     1,367   $     2,199 $       605   $    63,872 $     1,972
Mortgage-backed                              20,133         148             -           -        20,133         148
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                   15,051         313             -           -        15,051         313
--------------------------------------------------------------------------------------------------------------------
    Total                               $    96,857 $     1,828   $     2,199 $       605   $    99,056 $     2,433
--------------------------------------------------------------------------------------------------------------------

For substantially all fixed maturity securities available for sale with an unrealized loss greater than 12 months, such unrealized loss was less than 20% of the Company's carrying value of each fixed maturity security. The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above fixed maturity securities available for sale, the Company has concluded that the declines in the fair values of the Company's investments in fixed maturity securities available for sale at December 31, 2003 are temporary.

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2003 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized           Fair
                                                     Cost             Value
--------------------------------------------------------------------------------
Due in one year or less                      $        27,717  $        28,061
Due after one year through five years                179,552          188,073
Due after five years through ten years               131,051          133,235
Due after ten years                                   16,112           15,861
Mortgage-backed securities                            56,797           57,583
--------------------------------------------------------------------------------
    Total                                    $       411,229  $       422,813
--------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

2.  INVESTMENTS, (continued)

At December 31, 2003 the Company had fixed maturity securities available for sale with a carrying value of $4,009 on deposit with various state insurance departments.

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                       December 31

                                           ------------------------------------
                                                 2003              2002
-------------------------------------------------------------------------------
Deferred policy acquisition costs           $        55,832  $        53,229
Prepaid expenses                                      1,797            2,114
Net unrealized investment gains                       3,773            3,908
Other                                                     -              108
-------------------------------------------------------------------------------
Gross deferred tax liability                         61,402           59,359
-------------------------------------------------------------------------------
Future policy and contract benefits                  39,927           36,499
Net operating loss carryforward                           -              446
Alternative minimum tax credit                            -            2,288
Capital loss carryforward                                98              137
Deferred future revenues                              3,535            3,758
Other                                                    86               55
-------------------------------------------------------------------------------
Gross deferred tax asset                             43,646           43,183
-------------------------------------------------------------------------------
    Net deferred tax liability              $        17,756  $        16,176
-------------------------------------------------------------------------------

The Company has approximately $280 of capital loss carryforwards as of December 31, 2003 that may be applied against capital gains reported in the next five years. The capital loss carryforwards of approximately $142 and $138 will expire in 2004 and 2005, respectively.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                         Years Ended December 31
                               ------------------------------------------------
                                  2003            2002             2001
-------------------------------------------------------------------------------
Federal statutory tax rate         35.0   %       (35.0)   %        35.0   %
Dividends received deduction       (6.7)          (27.7)           (26.6)
Common control transactions        (2.1)           (6.1)             -
Release of valuation allowance      -               -              (12.8)
Other                                .2             5.1             (1.0)
-------------------------------------------------------------------------------
    Effective tax rate             26.4   %       (63.7)   %        (5.4)  %
-------------------------------------------------------------------------------

On April 1, 2002, as described in the related party transactions note, the Company entered into transactions between entities under common control. As a result of the common control transactions, the Company recorded tax deductible goodwill. For the years ended December 31, 2003 and 2002, the Company realized a current income tax benefit of $444 and $269, respectively, attributable to goodwill amortization.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2003, 2002 and 2001 was $19,568, $18,566 and $16,192, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $7,242, $7,396 and $5,355 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2003, 2002 and 2001, respectively. The Company has recorded reinsurance recoveries from affiliates of $5,304, $3,045 and $4,462 for the years ended December 31, 2003, 2002 and 2001, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $983 and $441 and prepaid reinsurance premiums of $3,706 and $4,053 as of December 31, 2003 and 2002, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2003 and 2002, reducing the reinsurance receivable - affiliate to $117 and $311 as of December 31, 2003 and 2002, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $10,504 and $12,375 of additional reserves as of December 31, 2003 and 2002, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through affiliate broker/dealers which are wholly-owned subsidiaries of AMAL Corporation. Policies placed by these affiliates generated commission expense of $21,767, $21,321 and $26,745 for the years ended December 31, 2003, 2002 and
2001, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $620,520 and $558,050 in the VIT as of December 31, 2003 and 2002, respectively. ALIC had separate account investments of $4,282 and $537 in the VIT as of December 31, 2003 and 2002, respectively. FALIC had separate account investments of $627 and $639 as of December 31, 2003 and 2002, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $65,715 and $41,265 as of December 31, 2003 and 2002, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. The Company received fees of $335, $493, and $1,420 for these services for the years ended December 31, 2003, 2002, and 2001, respectively. The fees are reflected in other income on the statement of operations.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of its common stock valued at $18,350 to the Company. The AMAL Corporation stock was immediately distributed by the Company in the following common control group transactions.

Effective April 1, 2002, the Company and Acacia National entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

On April 1, 2002, in connection with the reinsurance agreements the following assets and liabilities were transferred from Acacia National to the Company and deferred taxes recorded:

Assets:
    Fixed maturity securities available for sale
      (amortized cost $5,498)                                    $     5,930
    Loans on insurance policies                                        3,854
    Cash and cash equivalents                                          1,702
    Accrued investment income                                            197
    Prepaid reinsurance premium                                        1,642
    Deferred policy acquisition costs                                 29,785
                                                                -------------
                    Total assets                                      43,110
                                                                -------------

Liabilities:
    Policy and contract reserves                                         560
    Accumulated contract values                                       22,021
    Unearned policy charges                                            1,791
    Unearned reinsurance ceded allowance                               2,158
    Deferred federal income taxes                                      4,765
                                                                -------------
                    Total liabilities                                 31,295
                                                                -------------

    Accumulated other comprehensive income                               281
                                                                -------------

                    Net assets transferred                       $    11,534
                                                                =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. As a result of this transaction, the net assets transferred to the Company resulted in an increase in the paid in capital of the Company.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

Also, on April 1, 2002, the Company transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia Life, in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia Life distribution force. This also was a transaction between entities under common control and the field distribution received had no book carrying value.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5.  BENEFIT PLANS

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and post service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2003, 2002 and 2001 were $2, $1 and $6, respectively.

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for those employees who do not participate in the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2003, 2002 and 2001 were $171, $185 and $235, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $29, $33 and $31 for the years ended December 31, 2003, 2002 and 2001, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of employees in AMAL Corporation and its subsidiaries.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, was $20,972, ($21,376) and ($5,758) for 2003, 2002 and 2001,
respectively. The Company's statutory surplus was $96,933, $72,702 and $60,560 at December 31, 2003, 2002 and 2001, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles had the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2003 and 2002. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries. There were no mortgage loans in default at December 31, 2003 and 2002.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                December 31
                                                        ------------------------------------------------------------
                                                                     2003                         2002
                                                        ------------------------------------------------------------
                                                           Carrying         Fair         Carrying        Fair
                                                            Amount          Value         Amount         Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:
   Fixed maturity securities available for sale          $     422,813  $     422,813  $     337,395 $     337,395
   Equity securities                                             1,848          1,848          1,008         1,008
   Mortgage loans on real estate                                11,927         12,270          9,241        10,198
   Loans on insurance policies                                  33,851         28,237         33,600        24,096
   Cash and cash equivalents                                    39,385         39,385         68,892        68,892
   Accrued investment income                                     6,085          6,085          5,266         5,266
   Reinsurance receivable - affiliate                              117            117            311           311
   Reinsurance recoverable                                       1,502          1,502            803           803
Financial liabilities:
   Accumulated contract values excluding amounts held
     under insurance contracts                           $     441,634  $     441,634  $     407,829 $     407,829

8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2003.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                 (in thousands)

9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The Company did not make any investments into the separate accounts during 2003 or 2002. The realized gains are recorded in the statement of operations.

On October 31, 2002 the Company established Ameritas Variable Separate Account VL (Account VL) and Ameritas Variable Separate Account VA (Account VA) under Nebraska law. Account VL was established to support the variable life contracts assumed under the modified coinsurance arrangement with Acacia National and Account VA was established to support the variable annuity contracts assumed under this arrangement.

During 2003 and 2002, under terms of the assumptive reinsurance agreement with Acacia National, separate account assets and liabilities totaling $37,582 and $106,294, respectively, were transferred from Acacia National to the Company. Subsequently, $20,396 and $45,379, respectively, were transferred from the general account to Account VL and $17,186 and $60,915, respectively, were transferred from the general account to Account VA.

All separate accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the separate accounts are invested in mutual funds and are carried at fair value and are only used to support variable products of the Company.

Amounts in the separate accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Separate account assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are as follows:

                                                        December 31
                                            ------------------------------------
                                                  2003              2002
--------------------------------------------------------------------------------
Separate Account V                           $       387,590  $       297,759
Separate Account VA-2                              1,315,336        1,146,411
Separate Account VL                                   82,886           45,211
Separate Account VA                                   77,165           59,900
--------------------------------------------------------------------------------
                                             $     1,862,977  $     1,549,281
--------------------------------------------------------------------------------

   PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit
     (a)          Board of Directors Resolution of Ameritas Variable Life Insurance
                  Company Authorizing Establishing the Separate Account. 1
     (b)          Custodian Agreements. Not Applicable.
     (c)          Principal Underwriting Agreement and Amendment. 1, 2
     (d)          Form of Policy and Riders. 3
     (e)          Form of Application. 3
     (f)          Articles of Incorporation of Ameritas Variable Life Insurance Company. 2
                  Bylaws of Ameritas Variable Life Insurance Company. 4
     (g)          Form of Assumption Reinsurance Agreement. 1
     (h)          Forms of Participation Agreements:
                    (1)  Variable Insurance Products Fund. 2 (2) The Alger American Fund. 2
                    (3)  MFS Variable Insurance Trust. 1
                    (4)  Morgan Stanley Universal Funds, Inc. 1
                    (5)  Calvert Variable Series, Inc. Ameritas Portfolios. 5
                    (6)  Calvert Variable Series, Inc. 6
                    (7)  American Century Variable Portfolios, Inc. 6
                    (8)  INVESCO Variable Investment Funds, Inc. 6
                    (9)  Salomon Brothers Variable Series Funds Inc. 6
                    (10) Summit Mutual Funds, Inc. 6
                    (11) Third Avenue Variable Series Trust. 6
                    (12) Dreyfus Life and Annuity Index Fund. 7
     (i)          Administrative Contracts. Not Applicable.
     (j)          Other Material Contracts: Powers of Attorney. 8, 9, 10, 11
     (k)          Legal Opinion of Donald R. Stading.
     (l)          Actuarial Opinion. Not applicable.
     (m)          Calculation. Not applicable. (n) Other Opinions: Independent Auditors' Consent.
     (o)          No financial statements are omitted from Item 24.
     (p)          Initial Capital Agreements. Not applicable.
     (q)          Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). 12

Footnotes:
1. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2. Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-95163, filed April 5, 2000.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
8. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
9. Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
10. Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 033-30019, filed April 23, 2003.
11. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed April 2, 2004.
12. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-95163, filed February 28, 2003.

Item 27.   Directors and Officers of the Depositor
         Name and Principal                  Position and Offices
         Business Address                    with Depositor

         Lawrence J. Arth*                   Director, Chairman and Chief Executive Officer
         JoAnn M. Martin*                    Director, President and Chief Operating Officer
         Gary R. McPhail**                   Director and Executive Vice President
         David C. Moore*                     Director and Executive Vice President
         Haluk Ariturk***                    Director
         Thomas C. Godlasky**                Director
         Arnold D. Henkel*                   Director
         Garrett P. Ryan***                  Director
         Melinda S. Urion*****               Director
         Robert C. Barth*                    Vice President and Controller
         Raymond M. Gilbertson*              Vice President - Corporate Compliance
         William W. Lester*                  Senior Vice President, Chief Investment Officer and Treasurer
         Thomas N. Simpson*                  Senior Vice President and National Sales Manager
         Donald R. Stading*                  Vice President, Secretary and General Counsel

*    Principal business address: Ameritas Variable Life Insurance Company, 5900
     "O" Street, Lincoln, Nebraska 68510.
**   Principal business address: AmerUs Life Insurance Company, 611 Fifth
     Avenue, Des Moines, Iowa 50309.
***  Principal business address: Acacia Life Insurance Company, 7315 Wisconsin
     Avenue, Bethesda, Maryland 20814.
**** Principal business address: Indianapolis Life Insurance Company, 2960 North
     Meridian, Indianapolis, Indiana 46206.
***** Principal business address: AmerUs Group Company, 699 Walnut Street, Des
     Moines, Iowa 50309.




Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
                                                                       Ameritas Life Insurance Corp. (52.41%),
                                                                       AmerUs Life Insurance Company (33.59%),
                                                                       Acacia Life Insurance Company (11.03%),
                                                                       and Acacia Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................investment advisor
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          Lawrence J. Arth*                          Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and Interim CEO
          Gary R. McPhail**                          Director, Senior Vice President
          David C. Moore*                            Director, Senior Vice President
          William W. Lester*                         Director, Treasurer
          Thomas C. Godlasky**                       Director
          Billie B. Beavers***                       Senior Vice President
          James R. Fox***                            Senior Vice President
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Donald R. Stading*                         Vice President, Secretary and General Counsel
          Michael M. VanHorne***                     Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.

         (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                $11,418,567                 $0                    $13,937            $223,244

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 5 to Registration Statement Number 333-95163 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 9th day of April, 2004.

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                              By:      Lawrence J. Arth*
                                                 -------------------------------
                                                       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 9, 2004.

       SIGNATURE                                               TITLE
     Lawrence J. Arth *                     Director, Chairman and Chief Executive Officer
     JoAnn M. Martin *                      Director, President and Chief Operating Officer
     Gary R. McPhail *                      Director, Executive Vice President
     David C. Moore **                      Director, Executive Vice President
     Haluk Ariturk ***                      Director
     Thomas C. Godlasky *                   Director
     Arnold D. Henkel****                   Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Vice President and Controller
     William W. Lester *                    Senior Vice President, Chief Investment Officer and Treasurer

  /s/ Donald R. Stading                     Vice President, Secretary and General Counsel
-----------------------
      Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
*** Signed by Donald R. Stading under Power of Attorney executed effective as of April 7, 2003.
**** Signed by Donald R. Stading under Power of Attorney executed effective as of April 2, 2004.

                                  Exhibit Index

     Exhibit

       (k)    Legal Opinion of Donald R. Stading

       (n)    Other Opinions:  Independent Auditors' Consent